As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Cash Reserves
-------------------------------------

PRINCIPAL AMOUNT                                                             RATING                     VALUE(++)
($000's omitted)                                                       Moody's       S&P         ($000's omitted)

U.S. TREASURY SECURITIES-BACKED BY THE FULL
FAITH AND CREDIT OF THE U.S. GOVERNMENT (1.9%)
   9,000      U.S. Treasury Bills, 1.72%, due 2/17/05                   TSY          TSY                   8,993
                                                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES (5.1%)
   4,900      Federal Home Loan Bank, Disc. Notes, 2.37%, due
              3/9/05                                                    AGY          AGY                   4,888
  11,300      Federal Home Loan Bank, Disc. Notes, 2.33%, due
              2/25/05                                                   AGY          AGY                  11,283
   8,000      Freddie Mac, Disc. Notes, 2.34%, due 3/8/05               AGY          AGY                   7,982
                                                                                                  --------------

              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                     24,153
                                                                                                  --------------
CERTIFICATES OF DEPOSIT (22.1%)
   5,000      BNP Paribas NY, Domestic CD, 2.11% & 2.16%, due
              2/4/05 & 4/25/05                                          P-1          A-1+                  5,000
  12,000      Branch Banking & Trust Corp., Domestic CD, 2.37%,
              due 2/17/05                                               P-1          A-1                  12,000
   4,000      Citibank NA, Domestic CD, 2.24%, due 2/15/05              P-1          A-1+                  4,000
   4,000      Deutsche Bank AG, Yankee CD, 1.96%, due 3/9/05            P-1          A-1+                  4,000
  12,000      HBOS Treasury Services, Yankee CD, 2.08% & 2.26%,
              due 2/3/05 & 3/29/05                                      P-1          A-1+                 12,000
  13,000      Lloyd's TSB Bank PLC, Yankee CD, 2.61%, due 4/22/05       P-1          A-1+                 13,000
  12,000      Natexis Banque NY, Yankee CD, 2.10% & 2.24%, due
              2/4/05 & 2/18/05                                          P-1          A-1                  12,000
  10,000      Royal Bank of Canada NY, Yankee CD, 2.01%, due
              2/14/05                                                   P-1          A-1+                 10,000
  10,000      Royal Bank of Scotland, Yankee CD, 2.06%, due 2/2/05      P-1          A-1+                 10,000
  12,000      Toronto Dominion Bank, Yankee CD, 2.26% & 2.51%, due
              2/3/05 & 2/28/05                                          P-1          A-1                  12,000
  10,000      Wells Fargo Bank NA, Domestic CD, 2.50%, due 3/7/05       P-1          A-1+                 10,000
                                                                                                  --------------
              TOTAL CERTIFICATES OF DEPOSIT                                                              104,000
                                                                                                  --------------
COMMERCIAL PAPER (69.1%)
  12,000      ABN AMRO North America Finance, Inc., 2.29% & 2.32%,
              due 3/1/05 & 3/3/05                                       P-1          A-1+                 11,978
  10,000      American Honda Finance Corp., 2.27%, due 2/8/05           P-1          A-1                   9,996
   2,000      Amstel Funding Corp., 2.24%, due 2/16/05                  P-1          A-1+                  1,998
   2,000      Amsterdam Funding Corp., 2.33%, due 2/3/05                P-1          A-1                   2,000
  12,000      Atlantic Asset Securitization Corp., 2.34% & 2.45%,
              due 2/7/05 & 2/14/05                                      P-1          A-1                  11,990
  12,000      Banque Generale du Luxembourg, 2.24% & 2.39%, due
              2/16/05 & 2/23/05                                         P-1          A-1+                 11,985
   5,000      Barclays U.S. Funding Corp., 2.24%, due 2/16/05           P-1          A-1+                  4,995
   7,000      Barton Capital Corp., 2.30%, due 2/7/05                   P-1          A-1+                  6,997
  10,000      Blue Ridge Asset Funding, 2.32%, due 2/8/05               P-1          A-1                   9,996
   2,000      BNP Paribas Finance, 2.43%, due 3/23/05                   P-1          A-1+                  1,993
  12,000      Ciesco LLC, 2.33% - 2.34%, due 2/14/05 - 2/22/05          P-1          A-1+                 11,988
  10,000      Citigroup Global Markets, Inc., 2.03%, due 2/7/05         P-1          A-1+                  9,996
  12,000      CRC Funding LLC, 2.36% & 2.37%, due 2/22/05 &
              2/24/05                                                   P-1          A-1+                 11,983
   8,000      Delaware Funding Co. LLC, 2.30%, due 2/9/05               P-1          A-1+                  7,996
  12,000      Depfa Bank PLC, 2.26% & 2.41%, due 2/16/05 & 2/18/05      P-1          A-1+                 11,988
  10,000      DNB Norway Bank, 2.24%, due 2/18/05                       P-1          A-1                   9,990
  11,694      Edison Asset Securitization LLC, 2.35% & 2.52%, due
              2/14/05 & 4/7/05                                          P-1          A-1+                 11,673
   12,000     General Electric Capital Corp., 1.85% & 2.26%, due
              2/15/05 & 2/18/05                                         P-1          A-1+                 11,990
   12,000     Goldman Sachs Group, Inc., 1.92% & 2.40%, due 2/9/05
              & 2/22/05                                                 P-1          A-1                  11,992
   9,300      Grampain Funding LLC, 2.53%, due 4/11/05                  P-1          A-1+                  9,255
   13,000     ING America Insurance Holdings, Inc., 2.49% & 2.57%,
              due 3/21/05 & 4/13/05                                     P-1          A-1                  12,952
   6,000      Ivory Funding Corp., 2.44%, due 3/21/05                   P-1          A-1                   5,981

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Cash Reserves cont'd
--------------------------------------------

PRINCIPAL AMOUNT                                                             RATING                     VALUE(++)
($000's omitted)                                                       Moody's       S&P         ($000's omitted)
  10,000      Jupiter Securitization Corp., 2.34%, due 2/10/05          P-1          A-1                   9,994
  12,000      Morgan Stanley Dean Witter & Co., 2.41%, due
               2/17/05                                                  P-1          A-1                  11,987
  10,000      Old Line Funding Corp., 2.30%, due 2/7/05                 P-1          A-1+                  9,996
  12,000      Park Avenue Receivables Corp., 2.42%, due
               2/17/05                                                  P-1          A-1                  11,987
  12,000      Preferred Receivables Funding, 2.33%, due 2/8/05          P-1          A-1                  11,995
  10,000      Rabobank US Financial Corp., 2.24% & 2.53%, due
               3/31/05 & 4/14/05                                        P-1          A-1+                  9,957
   3,000      Royal Bank Of Scotland, 2.35%, due 3/2/05                 P-1          A-1+                  2,994
  10,000      Sheffield Receivables, 2.33%, due 2/9/05                  P-1          A-1+                   9,995
   5,000      Societe Generale NA, Inc., 1.93%, due 3/9/05              P-1          A-1+                  4,990
  12,579      Thunder Bay Funding Inc., 2.37% & 2.45%, due
               2/22/05 & 3/14/05                                        P-1          A-1                  12,555
  12,000      UBS Finance (Delaware), Inc., 1.80% - 2.47%, due
               2/1/05 - 2/22/05                                         P-1          A-1+                 11,993
  10,000      Westpac Capital Corp., 2.23% - 2.54%, due
               2/22/05 - 4/11/05                                        P-1          A-1+                  9,959
   6,000      Yorktown Capital LLC, 2.29%, due 2/4/05                   P-1          A-1+                  5,999
                                                                                                  --------------

              TOTAL COMMERCIAL PAPER                                                                     326,113

TIME DEPOSITS (2.3%)
  10,910      Sun Trust, Grand Cayman, Inc., 2.50%, due 2/1/05          P-1          A-1+                 10,910
                                                                                                  --------------

              TOTAL INVESTMENTS (100.5%)                                                                 474,169

              Liabilities, less cash, receivables and other
              assets [(0.5%)]                                                                            (2,396)
                                                                                                  --------------

              TOTAL NET ASSETS (100.0%)                                                                 $471,773
                                                                                                  --------------


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Government Money Fund
---------------------------------------------

PRINCIPAL AMOUNT                                                                            VALUE(++)
($000's omitted)                                                                   ($000's omitted)

U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S.
 GOVERNMENT (19.4%)

   12,000     U.S. Treasury Bills, 2.14%, due 3/3/05                                        11,979
   18,000     U.S. Treasury Bills, 2.27%, due 3/24/05                                       17,942
   32,000     U.S. Treasury Bills, 2.17% & 2.18%, due 3/31/05                               31,888
   20,000     U.S. Treasury Bills, 2.34%, due 4/21/05                                       19,897
   15,000     U.S. Treasury Bills, 2.34%, due 4/28/05                                       14,916
                                                                                   ---------------

              TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND
              CREDIT OF THE U.S. GOVERNMENT                                                 96,622
                                                                                   ---------------
U.S. GOVERNMENT AGENCY SECURITIES (78.7%)

    4,775     Fannie Mae, Disc. Notes, 2.40%, due 3/3/05                                     4,766
   15,000     Fannie Mae, Disc. Notes, 2.38%, due 3/9/05                                    14,964
   52,000     Federal Farm Credit Bank, Disc. Notes, 2.18% & 2.19%, due 2/1/05              52,000
    9,000     Federal Farm Credit Bank, Disc. Notes, 2.14%, due 2/15/05                      8,993
    8,800     Federal Home Loan Bank, Disc. Notes, 2.22%, due 2/2/05                         8,799
   28,000     Federal Home Loan Bank, Disc. Notes, 1.70% & 2.20%, due 2/4/05                27,995
   35,000     Federal Home Loan Bank, Disc. Notes, 2.24% & 2.34%, due 2/7/05                34,987
   10,000     Federal Home Loan Bank, Disc. Notes, 2.27%, due 2/9/05                         9,995
   50,000     Federal Home Loan Bank, Disc. Notes, 2.32%, due 2/18/05                       49,945
   13,290     Federal Home Loan Bank, Disc. Notes, 2.19%, due 2/25/05                       13,271
   22,000     Federal Home Loan Bank, Disc. Notes, 2.34% & 2.36%, due 3/11/05               21,945
   10,000     Federal Home Loan Bank, Disc. Notes, 2.38%, due 3/16/05                        9,972
   39,528     Freddie Mac, Disc. Notes, 2.17% - 2.34%, due 2/1/05                           39,528
    8,200     Freddie Mac, Disc. Notes, 2.19% & 2.20%, due 2/2/05                            8,199
   25,000     Freddie Mac, Disc. Notes, 2.32% & 2.37%, due 2/22/05                          24,966
    6,790     Freddie Mac, Disc. Notes, 2.23%, due 2/23/05                                   6,781
    5,000     Freddie Mac, Disc. Notes, 2.34%, due 3/8/05                                    4,989
   41,000     Freddie Mac, Disc. Notes, 2.38% & 2.40%, due 3/14/05                          40,888
    8,000     Freddie Mac, Disc. Notes, 2.47%, due 4/5/05                                    7,965
                                                                                   ---------------

              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                      390,948
                                                                                   ---------------
REPURCHASE AGREEMENTS (1.8%)
   9,148      State Street Bank and Trust Co. Repurchase Agreement, 2.35%, due
              2/1/05, dated 1/31/05, Maturity Value $9,148,597, Collateralized by $6,845,000 U.S. Treasury Bonds, 7.63%, due 11/15/22
              (Collateral Value $9,427,707)                                                  9,148
                                                                                   ---------------

              TOTAL INVESTMENTS (99.9%)                                                    496,718

              Cash, receivables and other assets, less liabilities (0.1%)                      250
                                                                                   ---------------

              TOTAL NET ASSETS (100.0%)                                                   $496,968
                                                                                   ---------------


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  High Income Bond Fund
----------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
CORPORATE DEBT SECURITIES (96.1%)
    2,500     Abitibi-Consolidated, Inc., Guaranteed Notes, 7.88%, due
              8/1/09                                                                  Ba3        BB-                 2,606
    2,525     Abitibi-Consolidated, Inc., Notes, 6.95%, due 4/1/08                    Ba3        BB-                 2,576
    6,125     AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                     B1         B+                  6,860  **
    2,125     AGCO Corp., Guaranteed Notes, 9.50%, due 5/1/08                         Ba3        BB-                 2,250
    5,875     Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11             Ba2        BB-                 6,507
    5,325     Alderwoods Group, Inc., Senior Notes, 7.75%, due 9/15/12                B2         B                   5,711  **
    3,875     Alliant Techsystems, Inc., Senior Subordinated Notes, 8.50%,
              due 5/15/11                                                             B2         B                   4,175
    2,500     Allied Waste North America, Inc., Secured Notes, 6.50%, due
              11/15/10                                                                B2         BB-                 2,375
    2,500     Allied Waste North America, Inc., Secured Notes, 6.38%, due
              4/15/11                                                                 B2         BB-                 2,350
    4,000     Allied Waste North America, Inc., Guaranteed Senior Secured
              Notes, Ser. B, 9.25%, due 9/1/12                                        B2         BB-                 4,240  (00)
    4,575     Amerada Hess Corp., Notes, 6.65%, due 8/15/11                           Ba1        BBB-                5,034
    6,875     Amerigas Partners L.P., Senior Notes, Ser. B, 8.88%, due
              5/20/11                                                                 B2         BB-                 7,425  (00)
    7,575     AMETEK, Inc., Senior Notes, 7.20%, due 7/15/08                          Ba1        BBB                 8,169
    8,250     Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13             Ba3        BB                  8,415
    1,500     Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13             Ba3        BB                  1,530  **
    5,250     Arvin Industries, Inc., Senior Notes, 6.75%, due 3/15/08                Ba1        BB+                 5,427
    6,825     Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                           B1         BB                  7,234  ++
    6,250     BCP Caylux Holdings, Senior Subordinated Notes, 9.63%, due
              6/15/14                                                                 B3         B-                  6,937  **
    3,500     Boise Cascade LLC, Floating Quarterly Senior Notes, 5.54%,
              due 10/15/12                                                            B1         B+                  3,596  **
    3,375     Boise Cascade LLC, Senior Subordinated Notes, 7.13%, due
              10/15/14                                                                B2         B+                  3,536  **
    4,175     Bombardier Recreational Products, Senior Subordinated Notes,
              8.38%, due 12/15/13                                                     B3         B-                  4,415  +++
    5,875     BoWater Canada Finance Corp., Guaranteed Notes, 7.95%, due
              11/15/11                                                                Ba3        BB                  6,294
    6,750     BRL Universal Equipment, Senior Notes, 8.88%, due 2/15/08               Ba2        BB-                 7,062
    5,000     Case New Holland, Inc., Senior Notes, 6.00%, due 6/1/09                 Ba3        BB-                 4,825  **
    3,250     Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11                 Ba3        BB-                 3,551  **
    4,250     Charter Communications Operating LLC, Senior Notes, 8.00%,
              due 4/30/12                                                             B2         B-                  4,282  **
    2,500     Chesapeake Energy Corp., Guaranteed Senior Notes, 8.13%, due
              4/1/11                                                                  Ba3        BB-                 2,700
    4,375     Chesapeake Energy Corp., Senior Notes, 7.00%, due 8/15/14               Ba3        BB-                 4,637
    3,500     Chiquita Brands International, Senior Notes, 7.50%, due
              11/1/14                                                                 B2         B                   3,553  **
    3,750     CITGO Petroleum Corp., Senior Notes, 7.88%, due 5/15/06                 Ba2        BB                  3,909
    4,250     CITGO Petroleum Corp., Senior Notes, 6.00%, due 10/15/11                Ba2        BB                  4,218  **
    4,125     CMS Energy Corp., Senior Notes, 8.90%, due 7/15/08                      B1         B+                  4,522
    3,125     CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                       B1         B+                  3,371  +++
    1,825     CMS Energy Corp., Senior Notes, 6.30%, due 2/1/12                       B1         B+                  1,822
    3,500     Community Health Systems, Senior Subordinated Notes, 6.50%,
              due 12/15/12                                                            B3         B                   3,500  **
    5,375     Compass Minerals Group, Inc., Senior Subordinated Notes,
              10.00%, due 8/15/11                                                     B3         B-                  6,020
    4,125     Constellation Brands, Inc., Guaranteed Senior Subordinated
              Notes, Ser. B, 8.13%, due 1/15/12                                       Ba3        B+                  4,486  +++
    1,000     Coventry Health Care, Inc., Senior Notes, 8.13%, due 2/15/12            Ba1        BBB-                1,098

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
    8,825     CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09            B1         BB-                 9,685
    4,000     D. R. Horton, Inc., Guaranteed Senior Unsecured Notes,
              5.00%, due 1/15/09                                                      Ba1        BB+                 4,055
    6,000     D. R. Horton, Inc., Guaranteed Senior Notes, 8.50%, due
              4/15/12                                                                 Ba1        BB+                 6,707
    4,325     Dana Corp., Notes, 6.50%, due 3/1/09                                    Ba2        BBB-                4,524
    2,500     Dean Foods Co., Senior Notes, 6.75%, due 6/15/05                        Ba2        BB-                 2,519  (00)
    5,625     Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                        Ba2        BB-                 5,864  +++
    2,625     Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13                    B2         B+                  2,914
    2,825     Dole Foods Co., Inc., Senior Notes, 8.63%, due 5/1/09                   B2         B+                  3,097
    3,175     DPL, Inc., Senior Notes, 8.25%, due 3/1/07                              Ba3        B+                  3,410
    5,125     Dresser, Inc., Guaranteed Senior Subordinated Notes, 9.38%,
              due 4/15/11                                                             B2         B                   5,561
    3,750     Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.38%,
              due 11/1/14                                                             B3         B-                  3,834  **
    6,250     EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08                    Ba3        BB-                 6,297
    1,925     Edison Mission Energy, Senior Notes, 10.00%, due 8/15/08                B1         B                   2,223
    4,175     Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11                 B1         B                   4,880
    4,325     El Paso Natural Gas, Senior Notes, Ser. A, 7.63%, due 8/1/10            B1         B-                  4,747
    4,250     Entercom Radio/Capital, Guaranteed Senior Notes, 7.63%, due
              3/1/14                                                                  Ba2        B+                  4,569
    5,625     Enterprise Products Operating L.P., Guaranteed Senior Notes,
              7.50%, due 2/1/11                                                       Baa3       BB+                 6,408
    7,175     Entravision Communications Corp., Guaranteed Notes, 8.13%,
              due 3/15/09                                                             B3         B-                  7,641
    3,000     ERICO International Corp., Senior Subordinated Notes, 8.88%,
              due 3/1/12                                                              B3         B-                  3,090
    6,825     Evergreen Resources, Inc., Senior Subordinated Notes, 5.88%,
              due 3/15/12                                                             Baa3       BBB-                7,070
    5,000     Felcor Lodging L.P., Senior Floating Rate Notes, 6.87%, due
              6/1/11                                                                  B1         B-                  5,263
    7,275     Ferrellgas L.P., Senior Notes, 8.75%, due 6/15/12                       B2         B                   7,784
    1,750     Ferrellgas L.P./Finance, Senior Notes, 6.75%, due 5/1/14                Ba3        BB-                 1,741  (00)
    2,700     Fisher Scientific International, Inc., Senior Subordinated
              Notes, 8.13%, due 5/1/12                                                Ba3        BB+                 2,980
    5,525     Fisher Scientific International, Inc., Senior Subordinated
              Notes, 8.00%, due 9/1/13                                                Ba3        BB+                 6,160
    2,500     Flextronics International Ltd., Senior Subordinated Notes,
              6.25%, due 11/15/14                                                     Ba2        BB-                 2,450  **
    3,750     Flowserve Corp., Guaranteed Senior Subordinated Notes,
              12.25%, due 8/15/10                                                     B2         B                   4,097
    7,250     Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                      Ba3        BB-                 7,875
    1,000     Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due 5/1/14            Ba3        BB-                 1,075
    5,250     Freescale Semiconductor, Senior Notes, 6.88%, due 7/15/11               Ba2        BB+                 5,578
    4,125     General Cable Corp., Senior Notes, 9.50%, due 11/15/10                  B2         B                   4,641
    2,575     Georgia Gulf Corp., Notes, 7.63%, due 11/15/05                          Ba3        BBB-                2,640
    5,575     Georgia Gulf Corp., Senior Notes, 7.13%, due 12/15/13                   B1         BB-                 5,951
    5,275     Georgia Pacific Corp., Senior Notes, 7.38%, due 7/15/08                 Ba2        BB+                 5,710
    3,250     Grant Prideco, Inc., Guaranteed Senior Notes, Ser. B, 9.63%,
              due 12/1/07                                                             Ba3        BB-                 3,624
    3,875     GulfMark Offshore, Inc., Senior Notes, 7.75%, due 7/15/14               B2         BB-                 4,069  **+++
    2,000     Hanover Equipment Trust 2001 A, Senior Secured Notes, Ser.
              A, 8.50%, due 9/1/08                                                    B2         B+                  2,120
    3,250     Hanover Equipment Trust 2001 B, Senior Secured Notes, Ser.
              B, 8.75%, due 9/1/11                                                    B2         B+                  3,510
    3,250     HCA, Inc., Notes, 5.50%, due 12/1/09                                    Ba2        BB+                 3,237

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
    3,125     HCA, Inc., Notes, 6.30%, due 10/1/12                                    Ba2        BB+                 3,169
    5,190     Hines Nurseries, Inc., Senior Notes, 10.25%, due 10/1/11                B3         B                   5,670
    1,375     HMH Properties, Inc., Guaranteed Senior Notes, Ser. B,
              7.88%, due 8/1/08                                                       Ba3        B+                  1,411
    8,125     Host Marriott L.P., Senior Notes, 7.00%, due 8/15/12                    Ba3        B+                  8,491  **+++
    7,175     Invista, Notes, 9.25%, due 5/1/12                                       B1         B+                  7,892  **
    1,125     Iron Mountain, Inc., Guaranteed Senior Notes, 8.63%, due
              4/1/13                                                                  Caa1       B                   1,190
    1,265     Iron Mountain, Inc., Guaranteed Senior Subordinated Notes,
              8.25%, due 7/1/11                                                       Caa1       B                   1,301
    5,000     iStar Financial, Inc., Senior Notes, 5.13%, due 4/1/11                  Baa3       BBB-                5,031
    2,118     Jafra Cosmetics, Senior Subordinated Notes, 10.75%, due
              5/15/11                                                                 B3         B-                  2,430
    2,500     Jefferson Smurfit Corp., Guaranteed Senior Notes, 8.25%, due
              10/1/12                                                                 B2         B                   2,650
    5,825     K Hovnanian Enterprises, Guaranteed Notes, 6.00%, due
              1/15/10                                                                 Ba2        B+                  5,912  **
    2,500     KB Home, Notes, 6.38%, due 8/15/11                                      Ba1        BB+                 2,649
    3,250     KB Home, Senior Subordinated Notes, 8.63%, due 12/15/08                 Ba2        BB-                 3,670
    3,125     Kennametal, Inc., Senior Notes, 7.20%, due 6/15/12                      Ba1        BBB                 3,527
    1,625     Key Energy Services, Inc., Guaranteed Senior Notes, Ser. C,
              8.38%, due 3/1/08                                                       B1         B                   1,696
    4,125     L-3 Communications Corp., Guaranteed Senior Subordinated
              Notes, 7.63%, due 6/15/12                                               Ba3        BB+                 4,496
    2,500     L-3 Communications Corp., Senior Subordinated Notes, 5.88%,
              due 1/15/15                                                             Ba3        BB+                 2,488  **
    7,875     Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13                  Ba3        B                   8,466
    4,325     LIN Television Corp., Senior Subordinated Notes, 6.50%, due
              5/15/13                                                                 B1         B                   4,368
    1,175     LIN Television Corp., Senior Subordinated Notes, 6.50%, due
              5/15/13                                                                 B1         B                   1,187  **
    3,875     LNR Property Corp., Senior Subordinated Notes, 7.63%, due
              7/15/13                                                                 Caa1       CCC+                4,437
    4,525     Lousiana Pacific Corp., Senior Notes, 8.88%, due 8/15/10                Baa3       BBB-                5,385
    3,675     Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
              12/15/08                                                                B1         B+                  3,969
    3,225     Lyondell Chemical Co., Guaranteed Senior Notes, 10.50%, due
              6/1/13                                                                  B1         B+                  3,805
    5,750     MCI, Inc., Senior Notes, 6.91%, due 5/1/07                              B2         B+                  5,880
    2,750     MCI, Inc., Senior Notes, 7.69%, due 5/1/09                              B2         B+                  2,870
    2,500     MGM Mirage, Inc., Guaranteed Senior Notes, 8.50%, due
              9/15/10                                                                 Ba1        BB+                 2,831
    6,125     MGM Mirage, Inc., Senior Notes, 6.00%, due 10/1/09                      Ba1        BB+                 6,247
    5,525     Millar Western Forest, Senior Notes, 7.75%, due 11/15/13                B2         B+                  5,774
    5,125     Millennium America, Inc., Guaranteed Notes, 7.00%, due
              11/15/06                                                                B1         B+                  5,330
    5,750     Moog, Inc., Senior Subordinated Notes, 6.25%, due 1/15/15               Ba3        B+                  5,822
    6,000     MSW Energy Holdings LLC, Guaranteed Senior Secured Notes,
              Ser. B, 7.38%, due 9/1/10                                               Ba2        BB-                 6,270
    8,750     Nalco Co., Senior Notes, 7.75%, due 11/15/11                            B2         B-                  9,384
    6,525     Navistar International Corp., Senior Notes, 7.50%, due
              6/15/11                                                                 Ba3        BB-                 6,965
    3,525     Nevada Power Co., General Refunding Mortgage Notes, Ser. E,
              10.88%, due 10/15/09                                                    Ba2                            4,041  +++
    3,000     Newfield Exploration Co., Senior Notes, Ser. B, 7.45%, due
              10/15/07                                                                Ba2        BB+                 3,210

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
    2,500     Newfield Exploration Co., Senior Subordinated Notes, 6.63%,
              due 9/1/14                                                              Ba3        BB-                 2,638  **
    6,250     Nextel Communications, Inc., Senior Notes, 6.88%, due
              10/31/13                                                                Ba3        BB                  6,789
    6,625     Norampac, Inc., Senior Notes, 6.75%, due 6/1/13                         Ba2        BB+                 6,940
    7,575     Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
              8.63%, due 6/15/11                                                      Ba3        BB-                 7,992  +++
    1,250     Nortel Networks Corp., Guaranteed Notes, 7.40%, due 6/15/06             B3         B-                  1,288
    1,750     Northwest Pipeline Corp., Debentures, 6.63%, due 12/1/07                Ba2        B+                  1,842
    7,025     Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                         B1         B                   7,165  **(0)
    6,385     NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13                    B1         B                   6,880  **
    8,575     NVR, Inc., Senior Notes, 5.00%, due 6/15/10                             Baa3       BB+                 8,596
    2,525     OMEGA Healthcare Investors, Inc., Notes, 6.95%, due 8/1/07              B1         BB-                 2,620
    4,175     Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
              7/15/11                                                                 Ba3        BB-                 4,556
    3,325     Owens-Brockway Glass Container, Inc., Guaranteed Senior
              Notes, 8.88%, due 2/15/09                                               B1         BB-                 3,595
    6,125     Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
              due 5/15/13                                                             B2         B                   6,661
    3,825     Park Place Entertainment Corp., Senior Notes, 7.50%, due
              9/1/09                                                                  Ba1        BB+                 4,246
    5,750     Peabody Energy Corp., Guaranteed Senior Notes, Ser. B,
              6.88%, due 3/15/13                                                      Ba3        BB-                 6,152
    2,000     Pilgrim's Pride Corp., Guaranteed Senior Notes, 9.63%, due
              9/15/11                                                                 B1         BB-                 2,230
   2,500      Pilgrim's Pride Corp., Senior Subordinated Notes, 9.25%, due
              11/15/13                                                                B2         B+                  2,813
    1,500     Plains E&P Co., Senior Notes, 7.13%, due 6/15/14                        Ba2        BB-                 1,646  +++
    7,250     Pogo Producing Co., Senior Subordinated Notes, Ser. B,
              8.25%, due 4/15/11                                                      Ba3        BB                  7,757
    5,175     Pride International, Inc., Senior Notes, 7.38%, due 7/15/14             Ba2        BB-                 5,693  +++
    5,000     PSE&G Energy Holdings, Inc., Notes, 7.75%, due 4/16/07                  Ba3        BB-                 5,219
    3,000     Qwest Corp., Tranche A, 7.39%, due 6/30/07                                                             3,131  ^^
    3,000     Qwest Corp., Tranche B, 6.95%, due 6/30/10                                                             3,056  ^^
    5,750     Radio One, Inc., Guaranteed Senior Notes, 8.88%, due 7/1/11             B2         B-                  6,253
    5,125     Rent-A-Center, Inc., Guaranteed Senior Notes, Ser. B, 7.50%,
              due 5/1/10                                                              B1         BB-                 5,285
    3,000     Rogers Cable, Inc., Secured Notes, 5.50%, due 3/15/14                   Ba3        BB+                 2,820
    5,250     Rogers Wireless Communications, Secured Notes, 7.25%, due 12/15/12      Ba3        BB                  5,604  **
    3,325     Ryland Group, Inc., Senior Notes, 8.00%, due 8/15/06                    Baa3       BBB-                3,530
    3,625     Ryland Group, Inc., Senior Notes, 5.38%, due 6/1/08                     Baa3       BBB-                3,757
    2,625     Salem Communications Holding Corp., Guaranteed Senior
              Subordinated Notes, 7.75%, due 12/15/10                                 B2         B-                  2,783
    7,725     Salem Communications Holding Corp., Guaranteed Senior
              Subordinated Notes, Ser. B, 9.00%, due 7/1/11                           B2         B-                  8,362
    7,875     Scotts Co., Senior Subordinated Notes, 6.63%, due 11/15/13              Ba2        B+                  8,170
    6,575     Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                    B1         BB-                 7,068
    6,875     Service Corp. International, Notes, 6.88%, due 10/1/07                  Ba3        BB                  7,184
    3,875     Sierra Pacific Power Co., General Refunding Mortgage Notes,
              6.25%, due 4/15/12                                                      Ba2        BB                  4,030
    5,525     Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11                 Ba2        BB                  5,877
    1,100     Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11                 Ba2        BB                  1,170  **
    1,175     Southern Natural Gas Co., Notes, 6.13%, due 9/15/08                     B1         B-                  1,225
    4,125     Southern Star Central Corp., Senior Secured Notes, 8.50%,
              due 8/1/10                                                              B1         B+                  4,548
    6,175     Speedway Motorsports, Inc., Senior Subordinated Notes,

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
              6.75%, due 6/1/13                                                       Ba2        B+                  6,437
    5,750     Standard Pacific Corp., Senior Notes, 6.50%, due 10/1/08                Ba2        BB                  6,009
    3,000     Starwood Hotels & Resorts, Worldwide, Inc., Guaranteed
              Senior Notes, 7.88%, due 5/1/12                                         Ba1        BB+                 3,420
    2,750     Stena AB, Senior Notes, 9.63%, due 12/1/12                              Ba3        BB-                 3,080
    6,000     Stone Container Corp., Senior Notes, 9.75%, due 2/1/11                  B2         B                   6,555
    4,250     Suburban Propane Partners L.P., Senior Notes, 6.88%, due
              12/15/13                                                                B1         B                   4,314
    6,250     Tembec Industries, Inc., Guaranteed Notes, 8.63%, due
              6/30/09                                                                 B2         B                   6,211
    2,500     Tembec Industries, Inc., Guaranteed Senior Notes, 8.50%, due
              2/1/11                                                                  B2         B                   2,475
    3,125     Tenet Healthcare Corp., Senior Notes, 6.38%, due 12/1/11                B3         B                   2,805
    1,500     Tenet Healthcare Corp., Senior Notes, 9.25%, due 2/1/15                 B3         B                   1,496  **
    7,000     Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11               Ba2        BB+                 7,717  +++
    1,750     Transcontinental Gas Pipe Line Corp., Notes, 6.25%, due
              1/15/08                                                                 Ba2        B+                  1,825
    1,875     Transcontinental Gas Pipe Line Corp., Notes, Series B,
              7.00%, due 8/15/11                                                      Ba2        B+                  2,053
    5,000     Triad Hospitals, Inc., Senior Notes, 7.00%, due 5/15/12                 B2         B+                  5,231
    2,125     TXU Corp., Notes, 4.80%, due 11/15/09                                   Ba1        BBB-                2,116  **
    6,000     Unisys Corp., Senior Notes, 6.88%, due 3/15/10                          Ba1        BB+                 6,180
    4,325     Valmont Industries, Inc., Guaranteed Notes, 6.88%, due
              5/1/14                                                                  Ba3        B+                  4,455
    2,456     Venetian Casino Resort, LLC/Las Vegas Sands, Inc.,
              Guaranteed Mortgage Notes, 11.00%, due 6/15/10                          B2         B                   2,775
    5,000     Vintage Petroleum, Inc., Senior Notes, 8.25%, due 5/1/12                Ba3        BB-                 5,500
    5,875     Vought Aircraft Industries, Inc., Senior Notes, 8.00%, due
              7/15/11                                                                 B2         B-                  5,846
    3,750     VWR International, Inc., Senior Notes, 6.88%, due 4/15/12               B3         B-                  3,863
    2,250     Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                         B1         B                   2,475
    4,875     Warner Music Group, Senior Subordinated Notes, 7.38%, due
              4/15/14                                                                 B3         B-                  5,094  **
    5,250     Westinghouse Air Brake, Senior Notes, 6.88%, due 7/31/13                Ba2        BB                  5,513
    6,000     Williams Cos., Inc., Notes, 8.13%, due 3/15/12                          B1         B+                  6,900
    5,875     Xerox Corp., Senior Notes, 6.88%, due 8/15/11                           Ba2        B+                  6,198
    4,825     Young Broadcasting, Inc., Guaranteed Senior Notes, 8.50%,
              due 12/15/08                                                            B2         B                   5,139
                                                                                                                 ---------

              TOTAL CORPORATE DEBT SECURITIES (COST $804,040)                                                      819,585
                                                                                                                 ---------

CONVERTIBLE BONDS (1.2%)
    4,325     Fairchild Semiconductor, Inc., Senior Subordinated Notes,
              5.00%, due 11/1/08                                                                 B                   4,357
    6,000     Nortel Networks Corp., Notes, 4.25%, due 9/1/08                         B3         B-                  5,783
                                                                                                                 ---------

              TOTAL CONVERTIBLE BONDS (COST $10,128)                                                                10,140
                                                                                                                 ---------

REPURCHASE AGREEMENTS (1.1%)
    9,480     State Street Bank and Trust Co. Repurchase Agreement, 2.35%,
              due 2/1/05, dated 1/31/05, Maturity Value $9,480,619,
              Collateralized by $9,590,000 U.S. Treasury Bonds, due
              11/15/13 (Collateral Value $9,768,096) (COST $9,480)                                                   9,480  #
                                                                                                                 ---------

SHORT-TERM INVESTMENTS (4.6%)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
   39,435     N&B Securities Lending Quality Fund, LLC (COST $39,435)                                               39,435  #(cent)
                                                                                                                 ---------

NUMBER OF SHARES
WARRANTS (0.0%)
      500     Dayton Superior Corp.                                                                                      -  *
   22,136     Reliant Resources, Inc.                                                                                    -  *
      625     XM Satellite Radio, Inc.                                                                                   -  *
                                                                                                                 ---------

              TOTAL WARRANTS (COST $0)                                                                                   -
                                                                                                                 ---------

              TOTAL INVESTMENTS (103.0%) (COST $863,083)                                                           878,640  ##


              Liabilities, less cash, receivables
                 and other assets [(3.0%)]                                                                         (25,332)
                                                                                                                 ---------

              TOTAL NET ASSETS (100.0%)                                                                           $853,308
                                                                                                                 ---------


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund
--------------------------------------------------

PRINCIPAL AMOUNT                                                           RATING                       VALUE(+)
($000's omitted)                                                        Moody's   S&P              ($000's omitted)

U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND
CREDIT OF THE U.S. GOVERNMENT (16.8%)
  $ 1,800     U.S. Treasury Bills, 1.90%, due 2/10/05                   TSY       TSY                   1,799
    4,385     U.S. Treasury Notes, 1.63%, due 3/31/05                   TSY       TSY                   4,380
    5,000     U.S. Treasury Notes, 1.88%, due 12/31/05                  TSY       TSY                   4,953
   16,500     U.S. Treasury Notes, 1.88%, due 1/31/06                   TSY       TSY                  16,325(00)
    2,000     U.S. Treasury Notes, 1.63%, due 2/28/06                   TSY       TSY                   1,971
    1,000     U.S. Treasury Notes, 3.00%, due 2/15/08                   TSY       TSY                     987
                                                                                                      -------

              TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
              FAITH AND CREDIT OF THE U.S. GOVERNMENT (COST $30,702)                                   30,415
                                                                                                      -------

U.S. GOVERNMENT AGENCY SECURITIES (10.1%)
    8,500     Federal Home Loan Bank, Disc. Notes, 2.88%, due 8/15/06   AGY       AGY                   8,442
    9,500     Federal Home Loan Mortgage Corp., Notes, 5.50%, due
              7/15/06                                                   AGY       AGY                   9,791
                                                                                                      -------

              TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $18,320)                                   18,233
                                                                                                      -------
MORTGAGE-BACKED SECURITIES (1.2%)
FANNIE MAE
      570     Collateralized Mortgage Obligations, Planned
              Amortization Certificates, Ser. 2003-16, Class PA,
              4.50%, due 11/25/09                                       AGY       AGY                     572

FREDDIE MAC
       28     ARM Certificates, 2.88%, due 1/1/17                       AGY       AGY                      28
       93     Collateralized Mortgage Obligations, Planned
              Amortization
              Certificates, Ser. 2592, Class PA, 4.50%, due
              12/15/07                                                  AGY       AGY                      93
      361     Pass-Through Certificates, 5.00%, due 2/1/07              AGY       AGY                     368

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       11     Pass-Through Certificates, 7.50%, due 10/15/09 -
              9/15/10                                                   AGY       AGY                      11
       96     Pass-Through Certificates, 7.00%, due 4/15/11             AGY       AGY                     103
       35     Pass-Through Certificates, 12.00%, due 112/15/12 -
              5/15/14                                                   AGY       AGY                      39
      950     Pass-Through Certificates, 6.00%, due 1/15/33             AGY       AGY                     987
                                                                                                          ---

              TOTAL MORTGAGE-BACKED SECURITIES (COST $2,194)                                            2,201
                                                                                                      -------

CORPORATE DEBT SECURITIES (50.7%)
    2,450     Allstate Corp., Senior Notes, 7.88%, due 5/1/05           A1        A+                    2,479
    1,950     American Express, Notes, 5.50%, due 9/12/06               A1        A+                    2,011
    1,310     AT&T Wireless Services, Inc., Senior Notes, 7.35%,
              due 3/1/06                                                Baa2      A                     1,363
    2,400     Bank of America Corp., Senior Notes, 3.88%, due
              1/15/08                                                   Aa2       AA-                   2,407
    1,745     Bank of New York Co., Inc., Senior Notes, 5.20%, due
              7/1/07                                                    Aa3       A+                    1,805
    2,120     Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06          A1        A                     2,198
    2,000     Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07      Aaa       AAA                   1,988**
      650     Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06    A3        A                       668
    2,000     Boeing Co., Notes, 6.63%, due 6/1/05                      A3        A                     2,021
    1,000     Capital One Bank, Senior Notes, 8.25%, due 6/15/05        Baa2      BBB                   1,018
    1,900     Caterpillar Financial Services Corp., Notes, 2.59%,
              due 7/15/06                                               A2        A                     1,876
    1,300     CBS Corp., Guaranteed Senior Notes, 7.15%, due
              5/20/05                                                   A3        A-                    1,315
      960     Chase Manhattan Corp., Subordinated Notes, 7.25%,
              due 6/1/07                                                A1        A                     1,033
    2,000     CIT Group, Inc., Senior Notes, 4.13%, due 2/21/06         A2        A                     2,016
    2,300     Citigroup Global Markets, Notes, 5.88%, due 3/15/06       Aa1       AA-                   2,363
    2,000     Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06          A2        A                     2,054
    1,300     Comcast Cable Communications, Senior Notes, 6.38%,
              due 1/30/06                                               Baa3      BBB                   1,337

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund
--------------------------------------------------

PRINCIPAL AMOUNT                                                           RATING                       VALUE(+)
($000's omitted)                                                        Moody's   S&P              ($000's omitted)
    2,235     Credit Suisse First Boston USA, Inc., Notes,
              5.88%, due 8/1/06                                         Aa3       A+                    2,313
    1,500     Daimler Chrysler N.A. Holdings Corp., Guaranteed
              Notes, 6.40%, due 5/15/06                                 A3        BBB                   1,554
    1,040     Deutsche Telekom International Finance,
              Guaranteed Notes, 8.25%, due 6/15/05                      Baa1      BBB+                  1,059
    1,950     Diageo Finance BV, Guaranteed Notes, 3.00%, due 12/15/06  A2        A                     1,926
      715     Enterprise Products Operating, Senior Notes,
              4.00%, due 10/15/07                                       Baa3      BB+                     712**
      660     EOP Operating Limited Partnership, Notes, 6.63%,
              due 2/15/05                                               Baa2      BBB+                    661
    1,300     Everest Reinsurance Holdings, Inc., Senior
              Notes, 8.50%, due 3/15/05                                 A3        A-                    1,307
    3,600     General Electric Capital Corp., Notes, 3.50%, due 5/1/08  Aaa       AAA                   3,560
      800     General Motors Acceptance Corp., Notes, 6.13%,
              due 9/15/06                                               Baa1      BBB-                     813
      540     General Motors Acceptance Corp., Notes, 6.13%,
              due 2/1/07                                                Baa1      BBB-                     549
    2,400     Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08      Aa3       A+                    2,421
    1,440     Hertz Corp., Senior Notes, 8.25%, due 6/1/05              Baa2                            1,459
    1,950     Hewlett-Packard Co., Notes, 5.50%, due 7/1/07             A3        A-                    2,023
    1,900     HSBC Finance Corp., Notes, 5.75%, due 1/30/07             A1        A                     1,974
      340     IBP, Inc., Senior Notes, 6.13%, due 2/1/06                Baa3      BBB                     348
    1,630     John Deere Capital Corp., Notes, 5.13%, due 10/19/06      A3        A-                    1,671
    1,300     Kraft Foods, Inc., Notes, 4.63%, due 11/1/06              A3        BBB+                  1,321
    1,000     Lear Corp., Guaranteed Senior Notes, Ser. B,
              7.96%, due 5/15/05                                        Baa3      BBB-                  1,013
    1,200     Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07      Baa3      BBB                   1,274
    2,400     Merrill Lynch & Co., Medium-Term Notes, 6.13%,
              due 5/16/06                                               Aa3       A+                    2,482
    2,235     Morgan Stanley, Bonds, 5.80%, due 4/1/07                  Aa3       A+                    2,331
    1,900     National Rural Utilities Collateral Trust,
              6.00%, due 5/15/06                                        A1        A+                    1,960
      444     Raytheon Co., Notes, 6.50%, due 7/15/05                   Baa3      BBB-                     451
    1,340     Reliant Energy Resources Corp., Notes, Ser. B,
              8.13%, due 7/15/05                                        Ba1       BBB                   1,370
    1,500     Sara Lee Corp., Medium-Term Notes, Ser. B,
              6.40%, due 6/9/05                                         A3        A                     1,516
    2,200     SBC Communications, Inc., Notes, 5.75%, due 5/2/06        A2        A                     2,259
    1,000     Sprint Capital Corp., Guaranteed Notes, 6.00%,
              due 1/15/07                                               Baa3      BBB-                  1,039
    1,950     Target Corp., Notes, 3.38%, due 3/1/08                    A2        A+                    1,926
      730     TCI Communications, Inc., Medium-Term Notes, 8.35%,
              due 2/15/05                                               Baa3      BBB                     731
    1,900     Time Warner, Inc., Notes, 5.63%, due 5/1/05               Baa1      BBB+                  1,912
    1,250     UBS-NY, Subordinated Notes, 7.25%, due 7/15/06            Aa3       AA                    1,314
      950     Univision Communications, Inc., Guaranteed
              Notes, 3.50%, due 10/15/07                                Baa2      BBB-                     936
    1,800     US Bank N.A., Notes, 2.85%, due 11/15/06                  Aa1       AA-                   1,778
    2,375     Verizon Wireless Capital, Notes, 5.38%, due 12/15/06      A3        A+                    2,449
    2,300     Wachovia Corporation, Notes, 4.95%, due 11/1/06           Aa3       A                     2,354
    1,100     Walt Disney Co., Notes, 7.30%, due 2/8/05                 Baa1      BBB+                  1,101
    2,500     Washington Mutual, Inc., Senior Notes, 5.63%,
              due 1/15/07                                               A3        A-                    2,587
      600     Weyerhaeuser Co., Notes, 5.50%, due 3/15/05               Baa2      BBB                     601
    1,000     Weyerhaeuser Co., Notes, 6.00%, due 8/1/06                Baa2      BBB                   1,035
    1,750     Xcel Energy, Inc., Senior Notes, 3.40%, due 7/1/08        Baa1      BBB-                  1,714
                                                                                                      -------

              TOTAL CORPORATE DEBT SECURITIES (COST $92,008)                                           91,756
                                                                                                      -------

FOREIGN GOVERNMENT (4.0%)^
EUR 3,600     Bundesobligation, 3.50%, due 10/10/08                     Aaa       AAA                   4,821

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                           RATING                       VALUE(+)
($000's omitted)                                                        Moody's   S&P              ($000's omitted)


EUR 1,810     Bundesobligation, 3.25%, due 4/17/09                      Aaa       AAA                   2,400
                                                                                                      -------

              TOTAL FOREIGN GOVERNMENT (COST $6,819)                                                    7,221
                                                                                                      -------

ASSET-BACKED SECURITIES (15.8%)
    3,000     Capital Auto Receivables Asset Trust, Ser. 2004-2,
              3.58%, due 1/15/09                                        Aaa       AAA                   2,986
    1,850     Capital One Prime Auto Receivables Trust, Series
              2004-3, 3.39%, due 1/15/09                                Aaa       AAA                   1,843
    3,900     Chase Manhattan Auto Owner Trust, Ser. 2003-A,
              2.06%, due 12/15/09                                       Aaa       AAA                   3,795
    3,750     Citibank Credit Card Issuance Trust, Ser. 2004-A1,
              2.55%, due 1/20/09                                        Aaa       AAA                   3,677
    4,000     Daimler Chrysler Auto Trust, Ser. 2003-B, 2.86%,
              due 3/9/09                                                Aaa       AAA                   3,946
    2,250     Ford Credit Auto Owner Trust, Ser. 2005-A,
              3.48%, due 11/15/08                                       Aaa       AAA                   2,246
    4,120     Honda Auto Receivables Owner Trust, Ser. 2004,
              Class A4, 3.28%, due 2/18/10                              Aaa       AAA                   4,037
   3,750      MBNA Credit Card Master Note Trust, Ser.
              2002-A1, 4.95%, due 6/15/09                               Aaa       AAA                   3,855
   2,250      Nissan Auto Receivables Owner Trust, Ser.
              2005-A, 3.54%, due 10/15/08                               Aaa       AAA                   2,247
                                                                                                      -------

              TOTAL ASSET-BACKED SECURITIES (COST $28,861)                                             28,632
                                                                                                      -------

REPURCHASE AGREEMENTS (1.4%)
    2,510     State Street Bank and Trust Co. Repurchase
              Agreement, 2.35%, due 2/1/05, dated 1/31/05,
              Maturity Value $2,510,164, Collateralized by $2,540,000
              U.S. Treasury Notes, due 11/15/13 (Collateral Value
              $2,587,170) (COST $2,510)                                                                 2,510#
                                                                                                      -------

              TOTAL INVESTMENTS (100.0%) (COST $181,414)                                              180,968##
                                                                                                      -------
              Cash, receivables and other assets,
                    less liabilities (0.0%)                                                                73/O
                                                                                                      -------

              TOTAL NET ASSETS                                                                       $181,041
                                                                                                     ========

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND
--------------------------------------------

PRINCIPAL AMOUNT                    SECURITY@                             RATING@@               VALUE(++)
($000's omitted)                                                      Moody's    S&P         ($000's omitted)
MUNICIPAL NOTES (11.9%)
   5,000       Iowa Sch. Corp. Warrant Cert. (Iowa Sch. Cash
               Anticipation Prog.), Ser. 2004 A, 3.00%,
               due 6/30/05                                           MIG1                           5,021
  10,000       Kentucky Asset/Liability Commission Gen. Fund
               Rev. TRANS, Ser. 2004 A, 3.00%, due 6/29/05           MIG1       SP-1+              10,058
   7,400       Michigan St., Notes, Ser. 2004 A, 3.50%, due
               9/30/05                                               MIG1       SP-1+               7,472
   8,000       New Jersey St.TRANS, Ser. 2004 A, 3.00%, due
               6/24/05                                               MIG1                           8,047
  15,000       Texas St. TRANS, Ser. 2004, 3.00%, due 8/31/05        MIG1       SP-1+              15,122
  10,000       Wichita City (KS) G.O. Renewal & Imp. Temporary
               Notes, Ser. 2005 - 213, 3.00%, due 8/4/05             MIG1       SP-1+              10,051
                                                                                              -----------
                                                                                                   55,771
                                                                                              -----------
TAX-EXEMPT SECURITIES-BACKED BY LETTERS OF CREDIT (2.9%)

BANK OF AMERICA
  10,000       Tulsa Co. (OK) Ind. Au. Cap. Imp. Rev., Ser.
               2003 A, 2.05%,  due 5/15/17 Putable 5/16/05                      A-1+               10,000
STATE STREET BANK
   3,500       Chicago (IL) G.O., Tender Notes, Ser. 2004,
               2.20%, due 1/27/06 Putable 12/8/05                    MIG1       SP-1+               3,500

                                                                                                   13,500
                                                                                              -----------
TAX-EXEMPT SECURITIES-OTHER (1.7%)
   3,000       Illinois Hlth. Fac. Au. Rev. (Advocate Hlth.
               Care Network), Ser. 2003 A, 1.73%, due 11/15/22
               Putable 7/6/05                                        VMIG1      A-1+                3,000++++
   5,000       Washington (MD) Suburban Sanitation Dist. Wtr.
               Supply Ref. Rev., Ser. 2003, 4.00%, due 6/1/05                                       5,043
                                                                                              -----------
                                                                                                    8,043
                                                                                              -----------
TAX-EXEMPT COMMERCIAL PAPER (3.2%)
  15,000       Port of Port Arthur (TX) Navigation Dist. Rev.
               (BASF Corp. Proj.), Ser. 2000 A, 1.90%, TECP
               due 2/17/05                                            P-1                          15,000
                                                                                              -----------
TAX-EXEMPT COMMERCIAL PAPER-BACKED BY LETTERS OF CREDIT (7.1%)

BANK OF NOVA SCOTIA
   3,510       Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser.
               A, 1.81%, TECP due 2/7/05                              P-1       A-1                 3,510
   2,331       Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser.
               A, 1.87%, TECP due 2/7/05                              P-1       A-1                 2,331
BANK ONE
   4,700       Ohio Higher Ed. Rev. (Case Western Reserve
               College), 1.75%, TECP due 2/10/05                     VMIG1      A-1+                4,700
BAYERISCHE LANDESBANK GIROZENTRALE
   3,000       Massachusetts Commonwealth Notes, Ser. D,
               1.85%, TECP due 2/10/05                               VMIG1      A-1+                3,000
   7,000       Texas Dept. of Hsg. & Comm. Affairs Rev.
               (Single Family Mtg.), Ser. C, 1.83%, TECP
               due 4/5/05                                                       A-1+                7,000
CREDIT SUISSE
   5,000       Louisiana Pub. Fac. Au. Rev. (CHRISTUS Hlth.),
               Ser. 1999 B, 1.69%, TECP due 2/7/05                   VMIG1                          5,000
TORONTO DOMINION BANK
   1,100       Montgomery Co. (MD), 1.81%, TECP due 2/7/05            P-1       A-1+                1,100
   7,000       Montgomery Co. (MD), 1.71%, TECP due 2/9/05            P-1                           7,000
                                                                                              -----------
                                                                                                   33,641
                                                                                              -----------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES (22.0%)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND
--------------------------------------------
PRINCIPAL AMOUNT                    SECURITY@                             RATING@@                VALUE(++)
($000's omitted)                                                      Moody's    S&P         ($000's omitted)

   1,800       Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser.
               1995, 1.90%, VRDN due 2/2/05                          VMIG1      A-1+                1,800++++
   5,000       Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser.
               1996 A,  1.90%, VRDN due 2/2/05                       VMIG1      A-1+                5,000++++
   8,300       Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser.
               1997, 1.90%,  VRDN due 2/2/05                         VMIG1      A-1+                8,300++++
   1,800       Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser.
               1998, 1.90%, VRDN due 2/2/05                          VMIG1      A-1+                1,800++++
     500       California Poll. Ctrl. Fin. Au. Ref. PCR (Exxon
               Proj.), Ser. 1989, 1.70%, VRDN due 2/1/05              P1                              500++++
   2,000       Colorado Hsg. & Fin. Au. Multi-Family Hsg. Ref.
               Rev. (Huntersridge Proj.), Ser. 1996 E, 1.83%,
               VRDN due 2/2/05                                                  A-1+                2,000
   1,000       Comm. Dev. Administration (MD) Multi-Family
               Dev. Ref. Rev. (Avalon Ridge Apts. Proj.),
               Ser. 1997, 1.82%, VRDN due 2/2/05                     VMIG1                          1,000++++
   5,200       Delaware Co. (PA) IDA Arpt. Fac. Rev. (United
               Parcel Svc. Proj.), Ser. 1985, 1.75%, VRDN
               due 2/1/05                                                       A-1+                5,200++++
   1,000       Delaware Co. (PA) IDA Res. Rec. Fac. Ref. Rev.
               (Gen. Elec. Cap. Corp.), Ser. 1997 G, 1.80%,
               VRDN due 2/2/05                                        P-1       A-1+                1,000++++
   1,000       Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev.
               (Beneva Place Proj.), Ser. 1988 C, 1.76%,
               VRDN due 2/3/05                                       VMIG1                          1,000
   2,360       Florida Hsg. Fin. Agcy. Rev. (Heron Park
               Proj.), Ser. 1996 U, 1.82%, VRDN due 2/2/05           VMIG1                          2,360++++
   2,500       Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.),
               Ser. 1997, 1.87%, VRDN due 2/2/05                                A-1+                2,500++++
   6,000       Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.),
               Ser. 2001, 1.87%, VRDN due 2/2/05                     VMIG1      A-1+                6,000++++
     200       Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev.
               (Amoco Oil Co. Proj.), Ser. 1998, 1.99%,
               VRDN due 2/1/05                                       VMIG1      A-1+                  200++++
   8,800       Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev.
               (Amoco Oil Co. Proj.), Ser. 2001, 1.99%,
               VRDN due 2/1/05                                       VMIG1      A-1+                8,800++++
   1,600       Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev.
               (BP Prod. North America Proj.), Ser. 2003, 1.99%,
               VRDN due 2/1/05                                       VMIG1      A-1+                1,600++++
   1,300       Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev.
               (ExxonMobil Proj.), Ser. 2003, 1.82%, VRDN
               due 2/1/05                                             P-1       A-1+                1,300++++
     200       Gulf Coast (TX) Waste Disp. Au. Poll. Ctrl. &
               Solid Waste Disp. Ref. Rev. (Amoco Oil Co. Proj.),
               Ser. 199 6, 1.99%, VRDN due 2/1/05                    VMIG1      A-1+                  200++++
     100       Gulf Coast (TX) Waste Disp. Au. Ref. PCR (Exxon
               Proj.), Ser. 1995, 1.75%, VRDN due 2/1/05             VMIG1                            100++++
   1,100       Harris Co. (TX) Ind. Dev. Corp. PCR (Exxon
               Proj.), Ser. 1984, 1.75%, VRDN due 2/1/05                        A-1+                1,100++++
   1,900       Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1984
               B, 1.75%, VRDN due 2/1/05                              P-1       A-1+                1,900++++
   10,100      Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987
               A, 1.90%, VRDN  due 2/1/05                             P-1       A-1+               10,100++++
     200       Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987
               C, 1.90%, VRDN due 2/1/05                              P-1       A-1+                  200++++
     300       Louisville & Jefferson Co. (KY) Reg. Arpt. Au.
               Spec. Fac. Rev. (UPS Worldwide Forwarding, Inc.
               Proj.), Se r. 1999 B, 1.93%, VRDN due 2/1/05          VMIG1      A-1+                  300++++
   11,600      New York City (NY) Hsg. Dev. Corp. Multi-Family
               Rental Hsg. Rev. (James Tower Dev.), Ser. 2002
               A, 1.80%, VRDN due 2/2/05                              P-1       A-1                11,600++++
   1,500       New York City (NY) Hsg. Dev. Corp. Multi-Family
               Rental Hsg. Rev. (Parkgate Dev.), Ser. 1998, 1.80%,
               VRDN due 2/2/05                                                  A-1+                1,500
   2,200       New York City (NY) Hsg. Dev. Corp. Multi-Family
               Rental Hsg. Rev. (The Foundry), Ser. 2002 A, 1.85%,
               VRDN due 2/2/05                                                  A-1+                2,200++++
   7,900       New York St. Hsg. Fin. Agcy. Rev. (101 West End


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND
--------------------------------------------

PRINCIPAL AMOUNT                    SECURITY@                             RATING@@                VALUE(++)
($000's omitted)                                                      Moody's    S&P         ($000's omitted)
               Avenue Hsg.), Ser. 1999 A, 1.86%, VRDN due 2/2/05     VMIG1                          7,900
     500       Ohio St. Solid Waste Ref. Rev. (BP Prod. North
               America, Inc. Proj. - BP p.l.c.), Ser. 2002, 1.99%,
               VRDN due 2/1/05                                       VMIG1      A-1+                  500++++
   3,400       Pinellas Co. (FL) Hsg. Fin. Au. Multi-Family
               Hsg. Ref. Rev. (Foxbridge Apts. Proj.), Ser. 1995 A,
               1.83%, VRDN due 2/2/05                                           A-1+                3,400++++
   1,125       Salt Lake Co. (UT) Ref. PCR (Svc. Sta. Holdings
               Inc. Proj.-The British Petroleum Co. p.l.c.), Ser.
               1994, 1.94%, VRDN due 2/1/05                           P-1       A-1+                1,125++++
   2,200       Stanton Co. (NE) IDR (Nucor Corp. Proj.), Ser.
               1996, 1.90%, VRDN due 2/2/05                          VMIG1      A-1+                2,200++++
     100       Union Co. (NJ) Ind. Poll. Ctrl. Fin. Au. Ref.
               PCR (Exxon Proj.), Ser. 1989, 1.79%, VRDN
               due 2/1/05                                            VMIG1      A-1+                  100++++
   1,000       Valdez (AK) Marine Term. Ref. Rev. (BP
               Pipelines Inc. Proj.), Ser. 2001, 1.94%, VRDN
               due 2/1/05                                            VMIG1      A-1+                1,000++++
   3,000       Valdez (AK) Marine Term. Ref. Rev. (BP
               Pipelines Inc. Proj.), Ser. 2003 A, 1.94%, VRDN
               due 2/1/05                                            VMIG1      A-1+                3,000++++
   1,600       Valdez (AK) Marine Term. Ref. Rev. (BP
               Pipelines Inc. Proj.), Ser. 2003 B, 1.94%, VRDN
               due 2/1/05                                            VMIG1      A-1+                1,600++++
   1,800       Valdez (AK) Marine Term. Ref. Rev. (Exxon
               Pipeline Co. Proj.), Ser. 1985, 1.75%, VRDN
               due 2/1/05                                             P-1       A-1+                1,800++++
     100       West Side Calhoun Co. (TX) Nav. Dist. Sewage &
               Solid Waste Disp. Rev. (BP Chemicals Inc. Proj.),
               Ser. 1996, 1.99%, VRDN due 2/1/05                      P-1                             100++++
     500       Whiting (IN) Env. Fac. Rev. (Amoco Oil Co.
               Proj.), Ser. 2000, 1.99%, VRDN due 2/1/05             VMIG1      A-1+                  500++++
     100       Whiting City (IN) Swr. & Solid Waste Disp. Ref.
               Rev. (Amoco Oil Co. Proj.), Ser. 1996, 1.99%,
               VRDN due 2/1/05                                       VMIG1      A-1+                  100++++
     400       Whiting City (IN) Swr. & Solid Waste Disp. Ref.
               Rev. (Amoco Oil Co. Proj.), Ser. 1999, 1.99%,
               VRDN due 2/1/05                                       VMIG1      A-1+                  400++++
                                                                                              -----------
                                                                                                  103,285
                                                                                              -----------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (37.8%)

FANNIE MAE
   2,100       Kansas Dev. Fin. Au. Multi-family Hsg. Rev.
               (Summit Woods), Ser. 2002 G-1, 1.90%, VRDN due 2/3/05            A-1+                2,100
ABN AMRO BANK NV
   5,300       Clark Co. (NV) IDR (Nevada Cogeneration Assoc.
               2 Proj.), Ser. 1992, 2.00%, VRDN due 2/1/05           VMIG1      A-1+                5,300
BANK OF AMERICA
   1,200       Calhoun Co. (TX) Navigation IDA Port Rev.
               (Formosa Plastics Corp., Texas Proj.), Ser. 1994,
               1.89%, VRDN due 2/2/05                                VMIG1                          1,200++++
   7,130       Clarksville City (TN) Pub. Bldg. Au. Rev.
               (Tennessee Muni. Bond. Fund.), Ser. 1999, 1.85%,
               VRDN due 2/3/05                                       VMIG1                          7,130
     300       Hapeville (GA) Dev. Au. IDR (Hapeville Hotel
               Ltd. Partnership Proj.), Ser. 1985, 1.90%, VRDN due
               2/1/05                                                 P-1                             300++++
   1,725       Hillsborough Co. (FL) Hsg. Fin. Au.
               Multi-Family Hsg. Rev.
               (Lakewood Shores Apts. Proj.), Ser. 2000 A, 1.91%,
               VRDN due 2/2/05                                                  A-1+                1,725++++
     300       Louisiana Pub. Fac. Au. IDR (Kenner Hotel L.P.
               Proj.), Ser. 1985, 1.90%, VRDN due 2/1/05              P-1                             300++++
   2,800       Nashville & Davidson Co. (TN) Metro Gov't. IDB
               Multi-Family Hsg. Rev., Ser. 1996 A, 1.88%,
               VRDN due 2/2/05                                       VMIG1                          2,800
   1,700       Palm Beach Co. (FL) Rev. (The Norton Gallery
               and Sch. of Art, Inc. Proj.), Ser. 2000, 1.85%,
               VRDN due 2/2/05                                                  A-1+                1,700++++
BANK OF NEW YORK
  11,500       New York City (NY) G.O., Sub. Ser. 2002 C-5,
               1.83%, VRDN due 2/2/05                                VMIG1      A-1+               11,500


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND
--------------------------------------------

PRINCIPAL AMOUNT                    SECURITY@                             RATING@@                VALUE(++)
($000's omitted)                                                      Moody's    S&P         ($000's omitted)
BANK OF NOVA SCOTIA
   1,500       New York St. Local Govt. Assistance Corp. Rev.
               (A Pub. Benefit Corp. of New York St.), Ser.
               1995 G, 1.79%, VRDN due 2/2/05                        VMIG1      A-1+                1,500
BANK ONE
   1,100       Emery Co. (UT) Ref. PCR (PacifiCorp Proj.),
               Ser. 1991, 1.85%, VRDN due 2/2/05                     VMIG1      A-1+                1,100++++
BARCLAYS BANK  LTD. INT'L.,
     950       Farmington City (NM) PCR (Arizona Pub. Svc. Co.
               Four Corners Proj.), Ser. 1994 C, 1.90%,
               VRDN due 2/1/05                                        P-1       A-1+                  950++++
   8,749       Michigan Strategic Fund Solid Waste Disp. Rev.
               (Grayling Generating Proj.), Ser. 1990, 1.87%,
               VRDN due  2/2/05                                      VMIG1                          8,749++++
   1,400       Ohio St. Wtr. Dev. Au. PCR (Ohio Edison Co.
               Proj.), Ser. 1988, 2.00%, VRDN due 2/1/05              P-1                           1,400++++
BNP PARIBAS
   7,400       Alachua Co. (FL) Hlth. Fac. Au. Continuing Care
               Rev. (Oak Hammock Univ. Florida Proj.), Ser. 2002
               a, 1.90%, VRDN due 2/1/05                             VMIG1                          7,400++++
CHASE MANHATTAN BANK, N.A.
   2,000       Brazoria Co. (TX) Hlth. Fac. Dev. Corp. Hosp.
               Rev. (Brazosport Mem. Hosp.), Ser. 1999, 1.90%,
               VRDN due 2/3/05                                       VMIG1                          2,000++++
   1,280       Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel
               Bldg., Inc. Proj.), Ser. 1997, 1.93%, VRDN
               due 2/2/05                                            VMIG1      A-1                 1,280++++
     700       Lawrence Co. (SD) Ref. PCR (Homestake Mining
               Co. Proj.), Ser. 1997 B, 1.93%, VRDN due 2/1/05        P-1                             700++++
     400       Lawrence Co. (SD) Solid Waste Disp. Rev.
               (Homestake Mining Co. Proj.), Ser. 1997 A, 1.96%,
               VRDN due 2/1/05                                        P-1                             400++++
   5,000       Mississippi Bus. Fin. Corp. IDR (VC Reg. Assembly &
               Mfg. Proj.), Ser. 2003, 1.88%, VRDN due 2/2/05                   A-1+                5,000++++
CITIBANK, N.A.
   1,100       Austin Co. (TX) Ind. Dev. Corp. IDR (Justin
               Ind., Inc. Proj.), Ser. 1984, 1.84%, VRDN due 2/2/05   P-1                           1,100++++
DEXIA CREDIT LOCALE DE FRANCE
   1,000       Rhode Island Std. Loan Au. Prog. Rev., Ser.
               1996-1, 1.87%, VRDN due 2/2/05                                   A-1+                1,000
   2,000       Rhode Island Std. Loan Au. Prog. Rev., Ser.
               1996-3, 1.87%, VRDN due 2/2/05                                   A-1+                2,000
   1,470       Triborough Bridge & Tunnel Au. (NY) Gen. Rev.,
               Ser. 2003 B, 1.84%, VRDN due 2/2/05                   VMIG1      A-1+                1,470
FIRST UNION  NATIONAL BANK
   1,275       Philadelphia (PA) Hosp. & Higher Ed. Fac. Au.
               Rev. (Temple East, Inc.), Ser. 1999 B, 1.88%,
               VRDN due 2/3/05                                                  A-1+                1,275++++
   1,335       Whitfield Co. (GA) Residential Care Fac. Rev.
               (Royal Oaks Sr. Living Comm.), Ser. 1992, 1.85%,
               VRDN due 2/3/05                                                  A-1                 1,335
KBC BANK
     200       Connecticut St. Hlth. & Ed. Fac. Au. Rev.
               (Edgehill Issue), Ser. 2000 C, 1.80%, VRDN
               due 2/1/05                                            VMIG1                            200++++
LASALLE NATIONAL BANK
   1,700       Elmhurst City, DuPage & Cook Cos. (IL) IDR
               (Randall Manufactured Prod., Inc. Proj.), Ser. 2002,
               2.04%, VRDN due 2/3/05                                           A-1+                1,700++++
     250       Grand Forks (ND) Hlth. Care Fac. Rev. (United
               Hosp. Oblig. Group Proj.), Ser. 1992, 1.87%,
               VRDN due 2/1/05                                       VMIG1                            250++++
LLOYD'S BANK
   7,600       Maryland Comm. Dev. Admin. Dept. of Hsg. &
               Comm. Dev. Residential Rev., Ser. 2004 C, 1.85%,
               VRDN due 2/3/05                                       VMIG1                          7,600
   5,705       North Texas Higher Ed. Au. Inc. Std. Loan Rev.,
               Ser. 2001 A, 1.88%, VRDN due 2/2/05                              A-1+                5,705


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND
--------------------------------------------

PRINCIPAL AMOUNT                    SECURITY@                             RATING@@                VALUE(++)
($000's omitted)                                                      Moody's    S&P         ($000's omitted)
MORGAN GUARANTY TRUST CO.
   2,800       Austin (TX) Arpt. Sys. Prior Lien Rev., Ser. 1995
               A, 1.88%, VRDN due 2/2/05                             P1                             2,800
     200       New York City (NY) G.O., Sub. Ser. 1993 A-10,
               1.83%, VRDN due 2/1/05                                VMIG1      A-1+                  200
     800       New York City (NY) G.O., Sub. Ser. 1993 B-2, 1.83%,
               VRDN due 2/1/05                                       VMIG1      A-1+                  800
NATIONAL WESTMINSTER BANK PLC
     300       Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
               (Grant Town Cogeneration Proj.), Ser. 1990 A, 1.88%,
               VRDN due 2/2/05                                       VMIG1      A-1+                  300++++
     300       Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
               (Grant Town Cogeneration Proj.), Ser. 1990 D, 1.90%,
               VRDN due 2/2/05                                       VMIG1      A-1+                  300++++
NORTHERN TRUST CO.
     200       Iowa Higher Ed. Loan Au. Rev. (Private College - St.
               Ambrose), Ser. 2003, 1.90%, VRDN due 2/1/05                      A-1+                  200++++
     200       St. Joseph Co. (IN) Ed. Fac. Rev. (Univ. of Notre
               Dame du Lac Proj.), Ser. 2002, 1.75%, VRDN
               due 2/1/05                                            VMIG1                            200 (uu)++++
SOCIETE GENERALE
   2,460       Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd
               Lien Rev., Ser. 1984 B, 1.77%, VRDN due 2/2/05        VMIG1      A-1+                2,460
   1,800       Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev.
               (Compagnie Nationale Air France Proj.), Ser. 1990,
               1.89%, VRDN due  2/2/05                                          A-1+                1,800++++
   1,100       Los Angeles (CA) Reg. Arpt. Imp. Corp. Fac.
               Sublease Rev. (Los Angeles Int'l. Arpt.), Ser. 1985,
               1.87%, VRDN due  2/1/05                                          A-1+                1,100++++
     200       Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac.
               Completion Rev. (Los Angeles Int'l. Arpt.), Ser.
               1989, 1.89%, VRDN due 2/1/05                                     A-1+                  200++++
   3,500       Ohio St. Air Quality Dev. Au. Rev. (JMG Funding
               L.P. Proj.), Ser. 1994 B, 1.95%, VRDN due 2/2/05      VMIG1      A-1+                3,500
   2,900       Ohio St. Air Quality Dev. Au. Rev. (JMG Funding
               L.P. Proj.), Ser. 1995 A, 1.84%, VRDN due 2/2/05                 A-1+                2,900
   5,000       Riverside-San Bernardino (CA) Hsg. & Fin. Agcy.
               Lease Rev. Pass-Through Oblig., Ser. 2001 A, 1.84%,
               VRDN due 2/3/05                                                  A-1+                5,000
STATE STREET BANK

   7,000       California St. Dept. of Veteran Affairs Home
               Purchase Rev., Sub. Ser. 2003 A-1, 1.80%,
               VRDN due 2/2/05                                       VMIG1                          7,000
   5,000       Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004
               C-3, 1.88%, VRDN due 2/1/05                           VMIG1      A-1+                5,000
   5,000       Oregon St. Hsg. & Comm. Svcs. Dept. Mtge. Rev.
               (Single Family Mtge. Prog.), Ser. 2004 L, 1.89%,
               VRDN due 2/1/05                                       VMIG1                          5,000
SUNTRUST BANK
     600       DeKalb (GA) Private Hosp. Au. Anticipation Cert.
               Rev. (Egleston Children's Hosp.), Ser. 1994 A,
               1.84%, VRDN due 2/2/05                                VMIG1      A-1+                  600++++
     800       Lee Co. (FL) Hosp. Board of Directors Hosp. Rev.
               (Mem. Hlth. Sys.), Ser. 1997 B, 1.96%, VRDN
               due 2/1/05                                            VMIG1      A-1+                  800++++
     700       Mayfield (KY) IDR (Seaboard Farms of Kentucky, Inc.
               Proj.), Ser. 1989, 1.90%, VRDN due 2/3/05             VMIG1                            700++++
TORONTO DOMINION BANK
   2,500       Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref.
               Rev., Ser. 1998 A, 1.84%, VRDN due 2/2/05             VMIG1      A-1+                2,500
   1,000       New York City (NY) G.O., Ser. 1995 F-2, 1.82%,
               VRDN due 2/2/05                                       VMIG1      A-1                 1,000
  25,000       New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr.
               Sys. Rev., Sub. Ser. 2002 C-2, 1.84%, VRDN
               due 2/3/05                                            VMIG1      A-1                25,000 (euro)


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND
--------------------------------------------

PRINCIPAL AMOUNT                    SECURITY@                             RATING@@                VALUE(++)
($000's omitted)                                                      Moody's    S&P         ($000's omitted)
UNION BANK OF SWITZERLAND
     300        Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser.
                1995 A-2, 1.88%, VRDN due 2/2/05                     VMIG1      A-1+                  300
   1,500        Florence Co. (SC) Solid Waste Disp. &
                Wastewater Treatment
                Fac. Rev. (Roche Carolina Inc. Proj.), Ser. 1997,
                2.02%, VRDN due 2/1/05                                          A-1+                1,500++++
     620        Pennsylvania Energy Dev. Au. Rev. (B & W
                Ebensburg Proj.), Ser. 1986, 1.87%, VRDN due 2/2/05  VMIG1                            620++++
WACHOVIA BANK & TRUST CO.
     500        Fulco (GA) Hosp. Au. Anticipation Cert. Rev.
                (Shepherd Ctr.,
                Inc. Proj.), Ser. 1997, 1.84%, VRDN due 2/2/05                   A-1+                 500++++
   4,300        Jackson-Union Cos. (IL) Reg. Port Dist. Port
                Fac. Ref. Rev.
                (Enron Trans. Svc., L.P. Proj.), Ser. 1994,
                1.82%, VRDN due 2/2/05                               VMIG1      A-1+                4,300++++
     500        Morgan Co. (UT) Solid Waste Disp. Rev. (Holnam
                Inc. Proj.),
                Ser. 1996, 1.92%, VRDN due 2/2/05                    VMIG1       A-1+                 500++++
    9,000       North Carolina Med. Care Commission Hlth. Care
                Fac. Rev.,
                (FirstHealth of the Carolinas Proj.), Ser.
                2002, 1.83%, VRDN due 2/2/05                         VMIG1       A-1                9,000++++
   1,200        South Carolina Jobs Econ. Dev. Au. Hosp. Rev.
                (Tuomey Reg.
                Med. Ctr.), Ser. 1995 B, 1.85%, VRDN due 2/3/05      VMIG1       A-1+               1,200++++
   1,400        South Carolina Jobs Econ. Dev. Au. Rev.
                (Florence RHF Hsg.,
                Inc. Proj.), Ser. 1987 A, 2.15%, VRDN due
                2/2/05                                               P-1                            1,400++++
WELLS FARGO & CO.
     700        New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central
                Sys. Proj.), Ser. 1985, 1.85%, VRDN due 2/2/05                  A-1+                  700
                                                                                              -----------
                                                                                                  177,549
                                                                                              -----------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (15.3%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
   1,500       Coastal Bend (TX) Hlth. Fac. Dev. Corp. Rev.
               (Incarnate Word
               Hlth. Sys.), Ser. 1998 B, 1.82%, VRDN due
               2/2/05                                                VMIG1      SP-1+               1,500 (p)++++
   4,000       Maine Hsg. Au. Mtge. Purchase Rev., Ser. 2003
               E-2, 1.88%, VRDN due 2/3/05                           VMIG1      A-1+                4,000 ss.ss.
   9,160       Michigan Higher Ed. Std. Loan Au. Ref. Rev.,
               Ser. 1988 XII-B, 1.87%, VRDN due 2/2/05               VMIG1      A-1                 9,160 (EE)
   1,000       New York City (NY) G.O., Sub. Ser. 2001 A-7,
               1.80%, VRDN due 2/1/05                                VMIG1      A-1+                1,000 (euro)
    500        New York St. Energy Research & Dev. Au. Ref.
               PCR (Orange & Rockland Utilities, Inc. Proj.),
               Ser. 1995 A, 1.81%, VRDN due 2/2/05                   VMIG1      A-1+                  500 (Z)++++
   2,000       Pennsylvania St. Higher Ed. Assist. Agcy. Std.
               Loan Rev., Ser. 1995 A, 1.86%, VRDN due 2/2/05        VMIG1      A-1+                2,000 (u)
   2,000       Utah St. Board of Regents Std. Loan Rev., Ser.
               1995 L, 1.88%, VRDN due 2/2/05                                   A-1+                2,000
FINANCIAL GUARANTY INSURANCE CO.
   3,300       Arizona Hlth. Fac. Au. Rev. (Pooled Loan
               Prog.), Ser. 1985, 1.83%, VRDN due 2/2/05             VMIG1      A-1                 3,300 (euro)(euro)
   1,250       Central Bucks (PA) Sch. Dist., Ser. 2000 A,
               1.89%, VRDN due 2/3/05                                VMIG1                          1,250
   3,995       Detroit (MI) Wtr. Supply Sys. Second Lien Ref.
               Rev., Ser. 2001-C, 1.84%, VRDN due 2/2/05             VMIG1                          3,995
    680        Eastern Michigan Univ. Board of Regents Gen.
               Ref. Rev., Ser. 2001, 1.90%, VRDN due 2/1/05                     A-1+                  680
   9,285       Massachusetts Wtr. Res. Au. Multi-Modal
               Subordinated Gen.
               Rev., Ser. 2001 A, 1.80%, VRDN due 2/2/05                        A-1+                9,285


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND
--------------------------------------------

PRINCIPAL AMOUNT                    SECURITY@                             RATING@@                VALUE(++)
($000's omitted)                                                      Moody's    S&P         ($000's omitted)
     800       New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr.
               Sys. Rev., Ser. 1992 C, 1.90%, VRDN due 2/1/05        VMIG1      A-1+                  800
FINANCIAL SECURITY ASSURANCE INC.
     675       California Hsg. Fin. Agcy. Home Mtge. Rev., Ser.
               2001 J, 1.90%, VRDN due 2/1/05                        VMIG1      A-1+                  675 (Y)
     180       California Hsg. Fin. Agcy. Home Mtge. Rev., Ser.
               2003 U, 1.90%, VRDN due 2/1/05                        VMIG1      A-1+                  180 ss.ss.
    1,400      Clark Co. (NV) Sch. Dist. G.O., Ser. 2001 A, 1.90%,
               VRDN due 2/1/05                                       VMIG1      A-1+                1,400
    1,100      Fayetteville City (NC) Pub. Works Commission Ref.
               Rev., Ser. 2003 A, 1.83%, VRDN due 2/2/05             VMIG1      A-1+                1,100 ss.ss.
    7,600      Long Island (NY) Pwr. Au. Elec. Sys. Gen. Rev.,
               Ser. 2003 E, 1.83%, VRDN due 2/2/05                   VMIG1      A-1+                7,600 ss.ss.
    4,820      Metro. Washington (DC) Arpt. Au. Sys. Ref. Rev.,
               Ser. 2002 C, 1.90%, VRDN due 2/2/05                   VMIG1      A-1+                4,820 ss.ss.
    2,900      Michigan St. Grant Anticipation Notes, Ser. 2002 B,
               1.83%, VRDN due 2/2/05                                VMIG1      A-1+                2,900 ss.ss.
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,385      Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 1.87%,
               VRDN due 2/2/05                                       VMIG1      A-1                 1,385 (euro)(euro)
     400       Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
               (Texas Children's Hosp. Proj.), Ser. 1999 B-1,
               1.95%, VRDN due 2/1/05                                VMIG1      A-1+                  400++++
    12,000     Indianapolis (IN) Local Pub. Imp. Bond Bank Ref.
               Rev., Ser. 2002 F-2, 1.82%, VRDN due 2/2/05                      A-1                12,000 (E)
     192       Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Cap.
               Asset Prog.), Ser. 1985 D, 1.90%, VRDN due 2/1/05     VMIG1                            192
                                                                                              -----------
                                                                                                   72,122
                                                                                              -----------
               TOTAL INVESTMENTS (101.9%)                                                         478,911

               Liabilities, less cash, receivables and other assets [(1.9%)]                       (8,878)
                                                                                              -----------

               TOTAL NET ASSETS (100.0%)                                                         $470,033
                                                                                              -----------


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  Municipal Securities Trust
---------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
TAX-EXEMPT SECURITIES-PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (6.1%)
    1,000     Phoenix (AZ) Civic Imp. Corp. Jr. Lien Wastewater Sys. Rev.,
              Ser. 2000, 6.00%, due 7/1/12 PR 7/1/10                                  Aaa        AAA                 1,157
    1,000     Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/14 PR 5/1/12            Aaa        AAA                 1,126
                                                                                                                 ---------
                                                                                                                     2,283
                                                                                                                 ---------

TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (37.5%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    1,000     Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 6.50%, due
              1/1/06                                                                  Aaa        AAA                 1,038
    1,000     Larimer Co. (CO) Sales & Use Tax Rev., Ser. 2000, 5.75%, due
              12/15/15                                                                Aaa        AAA                 1,137
FINANCIAL GUARANTY INSURANCE CO.
    1,000     Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995, 6.25%, due
              10/1/06                                                                 Aaa        AAA                 1,063
      750     Detroit (MI) Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp.
              Ref. G.O., Ser. 1998 C, 5.25%, due 5/1/13                               Aaa        AAA                   845
    1,000     Grapevine (TX) Combination Tax & Tax Increment Reinvestment
              Zone Rev., Ser. 2000, 5.63%, due 8/15/15                                Aaa        AAA                 1,119
    1,000     Monterey Co. (CA) Salinas Union High Sch. Dist. G.O. (Middle
              Sch. Imp. Dist.), Ser. 2003 A, 5.25%, due 10/1/14                       Aaa        AAA                 1,133
    1,000     Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B, 5.13%, due
              10/1/09                                                                 Aaa        AAA                 1,096
FINANCIAL SECURITY ASSURANCE INC.
      500     New York St. Urban Dev. Corp. Ref. Rev., (Correctional
              Facs.), Ser. 1994 A, 5.50%, due 1/1/14                                  Aaa        AAA                   576
    1,000     Springfield (MO) Sch. Dist. Number R-12, Ref. G.O., Ser.
              2002 A, 5.50%, due 3/1/13                                                          AAA                 1,148
      800     Will & Kendall Cos. (IL) Plainfield Comm. Cons. Sch. Dist.
              Number 202 Sch. Bldg. G.O., Ser. 2001, 5.38%, due 1/1/13                           AAA                   895
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,000     California St. Econ. Rec. G.O., Ser. 2004 A, 5.25%, due
              7/1/13                                                                  Aaa        AAA                 1,137
      500     Metro. (IL)  Pier & Exposition Au. Dedicated St. Tax Rev.
              (McCormick Place Expansion), Ser. 2002 A, 5.25%, due 6/15/08            Aaa        AAA                   541
    1,000     Mississippi Dev. Bank Spec. Oblig. Rev. (Muni. Gas Au.
              Natural Gas Supply Proj.), Ser. 1998, 5.00%, due 1/1/08                 Aaa        AAA                 1,066
    1,100     Orange Co. (CA) Local Trans. Au. Measure M Sales Tax
              (Limited Tax) Second Sr. Rev., Ser. 1998 A, 5.50%, due
              2/15/10                                                                 Aaa        AAA                 1,239
                                                                                                                 ---------
                                                                                                                    14,033
                                                                                                                 ---------

TAX-EXEMPT SECURITIES-OTHER (50.3%)
    1,000     Board of Regents of the Texas A&M Univ. Sys. Perm. Univ.
              Fund Rev., Ser. 1998, 5.00%, due 7/1/08                                 Aaa        AAA                 1,076
    1,000     Columbus (OH) Var. Purp. Ltd. Tax G.O., Ser. 1998-1, 5.00%,
              due 6/15/08                                                             Aaa        AAA                 1,077
      400     Denver (CO) City & Co. Sch. Dist. No. 1 Ref. G.O., Ser. 1994
              A, 6.50%, due 6/1/10                                                    Aa3        AA-                   467
    1,000     Illinois St. Sales Tax Rev.,  Ser. 1997 Y, 5.25%, due 6/15/10           Aa2        AAA                 1,108
    1,000     Indiana St. Office Bldg. Commission Fac. Ref. Rev., Ser.
              1998 A, 5.13%, due 7/1/14                                               Aa2                            1,078
    1,000     Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997,
              5.50%, due 2/1/09                                                       Aa1        AAA                 1,101
    1,000     Lake Co. (IL) Sch. Dist. No. 109 Deerfield Ref. G.O., Ser.
              1999 C, 5.00%, due 12/15/14                                             Aa2        AA+                 1,115

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  Municipal Securities Trust cont'd
----------------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
       25     Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev.,
              Sub. Rev., Ser. 1993 C, 6.05%, due 9/1/07                               A                                 25
    1,000     Missouri St. Env. Imp. & Energy Res. Au. Wtr. Ref. PCR (St.
              Revolving Fund Prog.-Master Trust), Ser. 2001 B, 5.50%, due
              1/1/11                                                                  Aaa        AAA                 1,132
    1,000     Nevada Ref. Ltd. Tax G.O., Ser. 1997 A-2, 6.00%, due 5/15/06            Aa2        AA                  1,045
      575     New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 1999
              A, 5.63%, due 6/15/13                                                   Aa3        AA                    659
    1,000     New York St. Thruway Au. Local Hwy. & Bridge Svc. Contract
              Rev., Ser. 1997, 5.25%, due 4/1/10                                      A3         AA-                 1,074
      500     New York Tobacco Settlement Fin. Corp. Asset-Backed Rev.,
              Ser. 2003 A-1, 5.25%, due 6/1/12                                                   AA-                   519
    1,000     Northside (TX) Independent Sch. Dist. Unlimited Tax Sch.
              Bldg. G.O., Ser. 1999 A, 6.38%, due 8/15/09                             Aaa        AAA                 1,144
      735     Ramsey Co. (MN) Cap. Imp. Plan G.O., Ser. 2000 A, 5.80%, due
              2/1/16                                                                  Aaa        AAA                   798
    1,000     South Carolina St. Budget & Ctrl. Board St. Fac. Installment
              Purchase Rev., (Dept. of Pub. Safety Proj.), Ser. 2003,
              4.50%, due 1/1/11                                                       Aa2        AA+                 1,077
      500     South Carolina St. Cap. Imp. G.O., Ser. 2001 B, 5.38%, due
              4/1/13                                                                             AAA                   563
    1,000     Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 5.13%, due
              10/1/09                                                                 Aa1        AA                  1,087
    1,000     Texas Wtr. Dev. Board St. Revolving Fund Sr. Lien Rev., Ser.
              1996 B, 5.25%, due 7/15/13                                                         AAA                 1,049
    1,000     Utah St. G.O., Ser. 2002 A, 5.00%, due 7/1/08                           Aaa        AAA                 1,078
      500     Wyoming St. Loan & Investment Board Cap. Fac. Ref. Rev.,
              Ser. 2002, 5.00%, due 10/1/10                                                      AA-                   548
                                                                                                                 ---------
                                                                                                                    18,820
                                                                                                                 ---------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES (2.7%)
      400     Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Amoco
              Chem. Co.), Ser. 2003, 1.99%, VRDN due 2/1/05                           VMIG1      A-1+                  400 ++++
      500     Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co. Proj.),
              Ser. 1994, 1.99%, VRDN due 2/1/05                                       VMIG1      A-1+                  500 ++++
      100     Valdez (AK) Marine Term. Ref. Rev. (BP Pipelines Inc. Proj.), Ser.
              2003 B, 1.94%, VRDN due 2/1/05                                          VMIG1      A-1+                  100 ++++
                                                                                                                 ---------
                                                                                                                     1,000
                                                                                                                 ---------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (1.9%)

SOCIETE GENERALE
      400     Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac. Completion
              Rev. (Los Angeles Int'l. Arpt.), Ser. 1989, 1.89%, VRDN due
              2/1/05                                                                             A-1+                  400++++
UNION BANK OF SWITZERLAND
      300     Florence Co. (SC) Solid Waste Disp. & Wastewater Treatment Fac.
              Rev. (Roche Carolina Inc. Proj.), Ser. 1997, 2.02%, VRDN due
              2/1/05                                                                             A-1+                  300++++
                                                                                                                 ---------
                                                                                                                       700
                                                                                                                 ---------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (0.5%)

FINANCIAL SECURITY ASSURANCE INC.
      200     California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 J,
              1.90%, VRDN due 2/1/05                                                  VMIG1      A-1+                  200
                                                                                                                 ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                  NEUBERGER  BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  Municipal Securities Trust cont'd
----------------------------------------------------------

PRINCIPAL AMOUNT                     SECURITY@                                           RATING                    VALUE(+)
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)
              TOTAL INVESTMENTS (99.0%) (COST $35,394)                                                              37,036##

              Cash, receivables and other assets, less liabilities (1.0%)                                              383
                                                                                                                 ---------

              TOTAL NET ASSETS (100.0%)                                                                            $37,419
                                                                                                                 ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

 NOTES TO SCHEDULE OF INVESTMENTS
 --------------------------------

+ Investments in securities by Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Trustees of Neuberger Berman Income Funds believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

++ Investment securities of Neuberger Berman Cash Reserves, Neuberger Berman Government Money and Neuberger Berman Municipal Money Fund ("Municipal Money") are valued at amortized cost, which approximates U.S. Federal income tax cost.

#          At cost, which approximates market value.

## At January 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                                        NET
                                                      GROSS          GROSS       UNREALIZED
     (000'S OMITTED)                             UNREALIZED     UNREALIZED     APPRECIATION
     NEUBERGER BERMAN                   COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
     HIGH INCOME                    $863,083        $18,331         $2,774          $15,557
     LIMITED MATURITY                181,414            727          1,173            (446)
     MUNICIPAL SECURITIES TRUST       35,394          1,660             18            1,642

@ Municipal securities held by Municipal Money and Municipal Securities Trust are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Fund's investment manager to be of comparable quality. Approximately 83% and 49% of the municipal securities held by Municipal Money and Municipal Securities Trust, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

@@ Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Fund's investment manager.

(cent) The N&B Securities Lending Quality Fund, LLC ("Quality Fund") is an investment vehicle established by the Fund's custodian to invest cash the Fund receives as collateral for securities loans. The Fund's shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment management complex, the Quality Fund may be considered an affiliate of the Fund.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

*          Non-income producing security.

**         Security exempt from registration under the Securities Act of 1933.
           These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At January 31, 2005, these securities amounted to $120,585,000 or 14.1% of net assets for High Income and $2,700,000 or 1.5% of net assets for Limited Maturity.

+++        All or a portion of this security is on loan.

++++       Security is guaranteed by the corporate or non-profit obligor.

(u) Security is subject to a fractional guarantee provided by Credit Suisse First Boston, Inc. and American Municipal Bond Assurance Corp., each backing 50% of the total principal.

(uu) Security is subject to a fractional guarantee provided by Northern Trust Co. and Fifth Third Bank, each backing 50% of the total principal.

(p) Security is subject to a guarantee provided by the First National Bank of Chicago, backing 100% of the total principal.

(0) All or a portion of this security was purchased on a when-issued basis. At January 31, 2005, these securities amounted to $7,165,000 for High Income.

(00) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(euro) Security is subject to a guarantee provided by the Bank of Nova Scotia, backing 100% of the total principal.

(euro)     Security is subject to a guarantee provided by Chase Manhattan Bank,
(euro)     N.A., backing 100% of the total principal.

(Y) Security is subject to a guarantee provided by Lloyds Bank, p.l.c., backing 100% of the total principal.

ss.ss. Security is subject to a guarantee provided by Dexia, Inc., backing 100% of the total principal.

(E) Security is subject to a guarantee provided by Bank One Corp., backing 100% of the total principal.

(EE) Security is subject to a guarantee provided by Kredietbank, backing 100% of the total principal.

(Z) Security is subject to a guarantee provided by National Australia Bank, backing 100% of the total principal.

^ Principal amount is stated in the currency in which the security is denominated.

           EUR = Euro Currency

^^         Not rated by a nationally recognized statistical rating organization.

/O At January 31, 2005, open forward contracts for Limited Maturity were as follows:

                                              IN                                      NET
                          CONTRACTS     EXCHANGE   SETTLEMENT                  UNREALIZED
           SELL          TO DELIVER          FOR         DATE        VALUE   APPRECIATION
           Euro Dollar    5,530,000   $7,412,820     02/28/05   $7,220,323       $192,497

For information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund
---------------------------------------------

NUMBER OF SHARES                      MARKET VALUE(+)        NUMBER OF SHARES                     MARKET VALUE(+)
                                     ($000'S OMITTED)                                            ($000'S OMITTED)
COMMON STOCKS (25.0%)                                                                                       173

AEROSPACE (0.4%)                                             INDUSTRIAL (1.7%)
      2,000 Lockheed Martin                    116 ++++            4,000 CenterPoint Properties             170
                                                                   2,000 Dover Corp.                         77
APARTMENTS (1.9%)                                                  1,000 General Dynamics                   103 ++++
      1,500 Avalonbay Communities              100                 4,700 ProLogis                           179
      1,200 BRE Properties                      44                                                       ------
      2,500 Camden Property Trust              114                                                          529
      1,300 Education Realty Trust              22 *         INDUSTRIAL GASES (0.2%)
      1,900 Essex Property Trust               137                 1,500 Praxair, Inc.                       65
      7,700 United Dominion Realty Trust       171
                                            ------
                                               588           INSURANCE (0.5%)
                                                                   1,000 American International Group        66
BANKING & FINANCIAL (0.2%)                                         2,000 Willis Group Holdings               78
      2,500 North Fork Bancorp                  72                                                       ------
                                                                                                            144
BUSINESS SERVICES (0.2%)                                     LODGING (2.2%)
      3,000 FTI Consulting                      58 *++++           2,300 Ashford Hospitality Trust           23
                                                                   2,800 Equity Lifestyle Properties         96
COMMUNICATIONS (0.2%)                                              4,400 Hilton Hotels                       98
      2,500 Vodafone Group ADR                  65 ++++           12,600 Host Marriott                      202
                                                                   5,800 La Quinta                           50 *
COMMUNITY CENTERS (1.1%)                                           6,200 MeriStar Hospitality                48 *
      4,900 Developers Diversified Realty      195                   900 Starwood Hotels & Resorts
      2,400 Pan Pacific Retail Properties      139                         Worldwide                         52
                                            ------                 5,800 Sunstone Hotel Investors           121
                                               334                                                       ------
                                                                                                            690
CONSUMER CYCLICALS (0.3%)
      5,000 Corinthian Colleges                 96 *++++     OFFICE (4.0%)
                                                                   1,700 Alexandria Real Estate
CONSUMER STAPLES (0.3%)                                                    Equities                         113
      1,500 Diageo PLC ADR                      82                 4,100 Arden Realty                       138
                                                                     700 BioMed Realty Trust                 14
DIVERSIFIED (1.0%)                                                 2,500 Boston Properties                  144
      1,000 3M Co.                              84                 5,000 Brandywine Realty Trust            138
      3,400 Vornado Realty Trust               235                 4,400 Brookfield Properties              161
                                            ------                  1,200 Kilroy Realty                      47
                                               319                 3,400 Mack-Cali Realty                   143
                                                                   3,800 SL Green Realty                    202
ENERGY (1.8%)                                                      9,800 Trizec Properties                  174
      1,500 BP PLC ADR                          89                                                       ------
      2,000 Canadian Natural Resources          88 ++++                                                   1,274
      1,500 Canadian Oil Sands Trust            93
      2,115 Enbridge Energy Management         111           OFFICE - INDUSTRIAL (0.2%)
      4,000 NiSource, Inc.                      92                 1,400 PS Business Parks                   59
      1,500 PetroChina Co.                      84 ++++
                                            ------
                                               557           PHARMACEUTICAL (0.2%)
                                                                   1,500 Novartis AG ADR                     72 ++++
FINANCIAL SERVICES (0.2%)
      1,500 Citigroup Inc.                      74           REGIONAL MALLS (3.3%)
                                                                   1,800 CBL & Associates Properties        124
HEALTH CARE (0.5%)                                                 4,100 General Growth Properties          130
      2,000 Ventas, Inc.                        51                 3,700 Kimco Realty                       196
      1,000 Wellpoint, Inc.                    122 *++++           2,300 Mills Corp.                        129
                                            ------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

NUMBER OF SHARES                      MARKET VALUE(+)        NUMBER OF SHARES                     MARKET VALUE(+)
                                     ($000'S OMITTED)                                            ($000'S OMITTED)
      2,300 Pennsylvania REIT                   92           (COST $458)                                    473
      3,900 Simon Property Group               231                                                       ------
      5,000 Taubman Centers                    135
                                            ------
                                             1,037

RESTAURANTS (0.2%)
      2,500 Ruby Tuesday                        64 ++++

SELF STORAGE (0.4%)
      2,300 Public Storage, Inc.               121

SEMICONDUCTORS (0.2%)
      3,500 Intel Corp.                         78 ++++

SOFTWARE (0.2%)
      2,500 Microsoft Corp.                     66 ++++

TECHNOLOGY (0.5%)
      2,000 First Data                          81
      4,000 Texas Instruments                   93
                                            ------
                                               174

TELECOMMUNICATIONS (0.2%)
      2,000 Verizon Communications              71

TRANSPORTATION (0.2%)
      2,500 Ship Finance International          57 ss.ss.

UTILITIES (2.7%)
      2,000 Ameren Corp.                       100
      3,000 California Water Service Group      98
      2,500 Cinergy Corp.                      101
      1,400 Dominion Resources                  97
      3,000 Duke Energy                         80
      1,400 FPL Group                          107
      2,200 National Grid Transco              108
      2,500 ONEOK, Inc.                         69
      2,500 Southern Co.                        85
                                            ------
                                               845

TOTAL COMMON STOCKS
(COST $7,075)                                7,880
                                            ------


CONVERTIBLE PREFERRED STOCKS (1.5%)

      1,250 Celanese Corp., Ser. A              32 *
      2,000 Constellation Brands, Ser. A        81
      2,000 General Motors, Ser. A              50
      1,500 International Paper Capital
              Trust                             75
      7,500 Morgan Stanley, Ser. C              86
      1,500 New York Community Capital
               Trust V                          80
      1,500 Newell Financial Trust I            69
                                            ------

TOTAL CONVERTIBLE PREFERRED STOCKS


                                                                                       NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
---------------------------------------------
                                                                                                                        VALUE(+)
PRINCIPAL AMOUNT                                                                                        RATING          ($000's
($000's omitted)                                                                                  Moody's      S&P     omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (7.4%)


               575  U.S. Treasury Notes, 1.25%, due 5/31/05                                        TSY         TSY        573  (0)
               200  U.S. Treasury Notes, 1.88%, due 12/31/05                                       TSY         TSY        198
               300  U.S. Treasury Notes, 2.00%, due 5/15/06                                        TSY         TSY        296
               525  U.S. Treasury Notes, 3.00%, due 11/15/07                                       TSY         TSY        519
               150  U.S. Treasury Notes, 5.75%, due 8/15/10                                        TSY         TSY        165
               105  U.S. Treasury Notes, 3.63%, due 5/15/13                                        TSY         TSY        102
               155  U.S. Treasury Notes, 4.25%, due 11/15/13                                       TSY         TSY        157
               265  U.S. Treasury Notes, 6.00%, due 2/15/26                                        TSY         TSY        312
                                                                                                                       ------
                    TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE
                    U.S. GOVERNMENT (COST $2,340)                                                                       2,322
                                                                                                                       ------
U.S. GOVERNMENT AGENCY SECURITIES (2.5%)
               500  Federal Home Loan Bank, Bonds, 2.75%, due 3/14/08                              AGY         AGY        486
               300  Freddie Mac, Notes, 4.25%, due 6/15/05                                         AGY         AGY        302
                                                                                                                       ------
                    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $796)                                                   788
                                                                                                                       ------

MORTGAGE-BACKED SECURITIES (12.3%)
FANNIE MAE
                58  Pass-Through Certificates, 4.50%, due 8/1/18 & 10/1/18                         AGY         AGY         58
               436  Pass-Through Certificates, 5.00%, due 11/1/17 - 5/1/34                         AGY         AGY        439
               537  Pass-Through Certificates, 5.50%, due 9/1/16 - 8/1/34                          AGY         AGY        550
               174  Pass-Through Certificates, 6.00%, due 3/1/18 - 9/1/33                          AGY         AGY        179
               120  Pass-Through Certificates, 6.50%, due 11/1/13 - 9/1/32                         AGY         AGY        126
                43  Pass-Through Certificates, 7.00%, due 7/1/17 & 7/1/29                          AGY         AGY         46
                 9  Pass-Through Certificates, 7.50%, due 12/1/32                                  AGY         AGY         10
FREDDIE MAC
                26  Pass-Through Certificates, 4.50%, due 8/1/18                                   AGY         AGY         26
                85  Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33                          AGY         AGY         86
               187  Pass-Through Certificates, 5.50%, due 9/1/17 - 8/1/33                          AGY         AGY        192
               151  Pass-Through Certificates, 6.00%, due 4/1/17 - 12/1/33                         AGY         AGY        156
                86  Pass-Through Certificates, 6.50%, due 3/1/16 - 1/1/32                          AGY         AGY         91
                15  Pass-Through Certificates, 7.00%, due 6/1/32                                   AGY         AGY         16

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
               679  Pass-Through Certificates, 4.50%, due 11/15/33 - 6/15/34                       AGY         AGY        670
               122  Pass-Through Certificates, 5.00%, due 7/15/33 & 8/15/34                        AGY         AGY        123
               955  Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                        AGY         AGY        961 (euro)
                49  Pass-Through Certificates, 5.50%, due 6/15/33                                  AGY         AGY         50
                42  Pass-Through Certificates, 6.00%, due 4/15/33                                  AGY         AGY         43
                22  Pass-Through Certificates, 6.50%, due 7/15/32                                  AGY         AGY         23
                16  Pass-Through Certificates, 7.00%, due 8/15/32                                  AGY         AGY         17
                 8  Pass-Through Certificates, 7.50%, due 7/15/32                                  AGY         AGY          8
                                                                                                                       ------
                                                                                                                        3,870
                                                                                                                       ------
                    TOTAL MORTGAGE-BACKED SECURITIES (COST $3,832)

CORPORATE DEBT SECURITIES (30.0%)
               125  Allied Waste North America, Inc., Guaranteed Senior Secured
                    Notes, Ser. B, 9.25%, due 9/1/12                                               B2          BB-        132
                30  American Electric Power Co., Senior Notes, Ser. D, 5.25%,
                    due 6/1/15                                                                    Baa3         BBB         31
               125  Amerigas Partners L.P., Senior Notes, Ser. B, 8.88%, due
                    5/20/11                                                                        B2          BB-        135
               125  Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13                   Ba3          BB         128 **

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                      NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------
                                                                                                                        VALUE(+)
PRINCIPAL AMOUNT                                                                                        RATING          ($000's
($000's omitted)                                                                                  Moody's      S&P     omitted)

                75  Associates Corp. NA, Senior Notes, 6.25%, due 11/1/08                         Aa1          AA-         81
                40  Bank of America Corp., Subordinated Notes, 6.80%, due
                    3/15/28                                                                       Aa3          A+          47
                20  Bank One Corp., Subordinated Notes, 7.88%, due 8/1/10                          A1          A           23
                20  Boeing Capital Corp., Senior Notes, 6.13%, due 2/15/33                         A3          A           22
               125  Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11                       Ba3          BB-        137 **
                15  Champion International Corp., Debentures, 7.35%, due 11/1/25                 Baa2          BBB         18
               125  Charter Communications Operating LLC, Senior Notes, 8.00%,
                    due 4/30/12                                                                    B2          B-         126 **
                25  ChevronTexaco Corp., Debentures, 8.00%, due 8/1/32                            Aa3          AA          36
               125  CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                              B1          B+         135
                45  Coca-Cola Enterprises, Inc., Debentures, 6.95%, due 11/15/26                   A2          A           54
                55  ConocoPhillips Corp., Notes, 8.75%, due 5/25/10                                A3          A-          67
                25  Constellation Energy Group, Inc., Notes, 6.35%, due 4/1/07                   Baa1          BBB         26
               125  CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09                   B1          BB-        137
               125  D. R. Horton, Inc., Guaranteed Senior Notes, 8.50%, due
                    4/15/12                                                                       Ba1          BB+        140
               125  Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                              Ba2          BB-        130
             1,000  Dow Jones CDX High Yield, Pass-Thru Certificates, Ser. 3.1,
                    7.75%, due 12/29/09                                                            B3                    1,016 **(0)
                30  Duke Capital Corp., Senior Notes, 6.75%, due 2/15/32                         Baa3          BBB-        34
               125  Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11                        B1          B          146
               125  Ferrellgas,  L. P., Senior Notes, 6.75%, due 5/1/14                           Ba3          BB-        124
               125  Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                            Ba3          BB-        136
                35  France Telecom SA, Notes, 8.50%, due 3/1/11                                  Baa2          BBB+        42
               125  Gaylord Entertainment Co., Senior Notes, 6.75%, due 11/15/14                   B3          B          123 **
                45  General Electric Capital Corp., Medium-Term Notes, Ser. A,
                    6.00%, due 6/15/12                                                            Aaa          AAA         49
               125  General Motors Acceptance Corp., Notes, 5.63%, due 5/15/09                   Baa1          BBB-       122
                65  Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                          Aa3          A+          66
               125  Hanover Equipment Trust 2001 B, Senior Secured Notes, Ser.
                    B, 8.75%, due 9/1/11                                                           B2          B+         135
                70  Hertz Corp., Notes, 4.70%, due 10/2/06                                       Baa2          BBB-        70
               150  Host Marriott L.P., Senior Notes, 7.00%, due 8/15/12                          Ba3          B+         157 **
                80  Household Finance Corp., Notes, 4.63%, due 1/15/08                             A1          A           82
                35  International Bank for Reconstruction & Development, Notes,
                    3.63%, due 5/21/13                                                            Aaa          AAA         34
                55  International Lease Finance Corp., Notes, 2.95%, due 5/23/06                   A1          AA-         54
               125  Invista, Notes, 9.25%, due 5/1/12                                              B1          B+         137 **
               125  iStar Financial, Inc., Senior Notes, 6.00%, due 12/15/10                     Baa3          BBB-       132
                75  J.P. Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08                      Aa3          A+          74
               125  Jefferson Smurfit Corp., Guaranteed Senior Notes, 8.25%, due
                    10/1/12                                                                        B2          B          133
               125  L-3 Communications Corp., Guaranteed Senior Subordinated
                    Notes, 7.63%, due 6/15/12                                                     Ba3          BB+        136
               125  Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13                        Ba3          B          134
               125  LNR Property Corp., Senior Subordinated Notes, 7.63%, due
                    7/15/13                                                                      Caa1          CCC+       143
               135  Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
                    12/15/08                                                                       B1          B+         146
               125  Meritor Automotive, Inc., Notes, 6.80%, due 2/15/09                           Ba1          BB+        129
               125  MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09                        Ba1          BB+        128
               125  Millennium America, Inc., Guaranteed Notes, 7.00%, due
                    11/15/06                                                                       B1          B+         130
               125  Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
                    7/15/09                                                                       Ba3          B+         127

SEE NOTES TO SCHEDULE OF INVESTMENTS



                                                                                      NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------
                                                                                                                        VALUE(+)
PRINCIPAL AMOUNT                                                                                        RATING          ($000's
($000's omitted)                                                                                  Moody's      S&P     omitted)

                50  Morgan Stanley Dean Witter & Co., Senior Notes, 5.30%, due
                    3/1/13                                                                         Aa3         A+          52
               125  MSW Energy Holdings LLC, Senior Secured Notes, Ser. B,
                    8.50%, due 9/1/10                                                              Ba1         BB         136
               125  Nalco Co., Senior Notes, 7.75%, due 11/15/11                                    B2         B-         134
               125  Navistar International Corp., Senior Notes, 7.50%, due
                    6/15/11                                                                        Ba3         BB         133
               55   News America Holdings, Senior Debentures, 8.88%, due 4/26/23                  Baa3         BBB-        73
               25   Norfolk Southern Corp., Senior Notes, 6.00%, due 4/30/08                      Baa1         BBB         27
               15   Norfolk Southern Corp., Bonds, 7.80%, due 5/15/27                             Baa1         BBB         19
               125  Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
                    8.63%, due 6/15/11                                                             Ba3         BB-        132
               98   NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13                            B1         B          106 **
               125  Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
                    7/15/11                                                                        Ba3         BB-        136
               125  Owens-Brockway Glass Container, Inc., Guaranteed Senior
                    Notes, 8.25%, due 5/15/13                                                       B2         B          136
               20   Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 2/1/05                                   BBB         20
               50   PNC Funding Corp., Guaranteed Senior Notes, 5.75%, due
                    8/1/06                                                                          A2         A-          52
               50   Province of Ontario, Senior Unsubordinated Notes, 5.50%, due
                    10/1/08                                                                        Aa2         AA          53
               25   Quebec Province, Debentures, 7.50%, due 9/15/29                                 A1         A+          33
               125  Reliant Energy Inc., Secured Notes, 6.75%, due 12/15/14                         B1         B+         122
               125  Rent-A-Center, Inc., Guaranteed Senior Notes, Ser. B, 7.50%,
                    due 5/1/10                                                                      B1         BB-        129
               80   Republic of Italy, Senior Unsubordinated Notes, 5.25%, due
                    4/5/06                                                                                     AA-         82
               125  Rogers Cable Inc., Secured Notes, 5.50%, due 3/15/14                           Ba3         BB+        118
               125  Salem Communications Holding Corp., Guaranteed Senior
                    Subordinated Notes, Ser. B, 9.00%, due 7/1/11                                   B2         B-         135
               125  Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                            B1         BB-        134
               125  Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11                        Ba2         BB         133
               30   Southern Power Co., Senior Notes, Ser. B, 6.25%, due 7/15/12                  Baa1         BBB+        33
               50   Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07                    Baa3         BBB-        52
               125  Standard Pacific Corp., Senior Notes, 6.50%, due 10/1/08                       Ba2         BB         131
               125  Stena AB, Senior Notes, 9.63%, due 12/1/12                                     Ba3         BB-        140
               125  Suburban Propane Partners L.P., Senior Notes, 6.88%, due
                    12/15/13                                                                        B1         B          127
               55   Target Corp., Senior Notes, 7.50%, due 8/15/10                                  A2         A+          64
               125  Tembec Industries, Inc., Guaranteed Senior Notes, 8.50%, due
                    2/1/11                                                                          B2         B          124
               55   Time Warner Co., Inc., Notes, 7.75%, due 6/15/05                              Baa1         BBB+        56
               75   Tyco International Group SA, Guaranteed Senior Notes, 6.75%,
                    due 2/15/11                                                                   Baa3         BBB         84
               40   Tyson Foods, Inc., Notes, 8.25%, due 10/1/11                                  Baa3         BBB         47
               40   United Mexican States, Notes, 8.38%, due 1/14/11                              Baa1         BBB         47
               150  United Rentals N.A., Guaranteed Senior Notes, 6.50%, due
                    2/15/12                                                                         B1         BB-        147
               45   Verizon Global Funding Corp., Senior Notes, 7.38%, due
                    9/1/12                                                                          A2         A+          53
               125  Vintage Petroleum, Inc., Senior Notes, 8.25%, due 5/1/12                       Ba3         BB-        137
               125  Warner Music Group, Senior Subordinated Notes, 7.38%, due
                    4/15/14                                                                         B3         B-         131 **
               75   Wells Fargo Co., Subordinated Notes, 6.25%, due 4/15/08                        Aa2         A+          80
               125  Westinghouse Air Brake, Senior Notes, 6.88%, due 7/31/13                       Ba2         BB         131

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                      NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------
                                                                                                                        VALUE(+)
PRINCIPAL AMOUNT                                                                                        RATING          ($000's
($000's omitted)                                                                                  Moody's      S&P     omitted)

               125  Xerox Corp., Senior Notes, 6.88%, due 8/15/11                                  Ba2         B+         132
               125  Young Broadcasting, Inc., Guaranteed Senior Notes, 8.50%,
                    due 12/15/08                                                                   B2          B          133
                                                                                                                       ------
                    TOTAL CORPORATE DEBT SECURITIES (COST $9,326)                                                       9,488
                                                                                                                       ------

FOREIGN GOVERNMENT SECURITIES^^ (16.0%)
            EUR 70  Bundesrepublic Deutschland, Bonds, 5.00%, due 7/4/12                           Aaa         AAA        102
           CAD 150  Canadian Government, Bonds, 7.25%, due 6/1/07                                  Aaa         AAA        132
            CAD 40  Canadian Government, Bonds, 8.00%, due 6/1/27                                  Aaa         AAA         47
           EUR 495  Government of France, Bonds, 7.75%, due 10/25/05                               Aaa         AAA        672
        JPY 27,000  Inter-American Development Bank, 1.90%, due 7/8/09                             Aaa         AAA        277
        JPY 18,000  Japan Development Bank, Bonds, 1.40%, due 6/20/12                              Aaa         AA-        179
         JPY 8,000  Japan Development Bank, Bonds, 1.05%, due 6/20/23                              Aaa         AA-         67
        JPY 20,000  Japan Financial Corp., Global Notes, 1.55%, due 2/21/12                        Aaa         AA-        201
           EUR 400  Netherlands Government, Bonds, 5.25%, due 7/15/08                              Aaa         AAA        565
           DKK 431  Nykredit, Mortgage-Backed Securities, Ser. 02A, 5.00%, due
                    10/1/22                                                                        Aa1         AA          77
        JPY 17,000  Quebec Province, Bonds, 1.60%, due 5/9/13                                                  A+         169
            AUD 70  Queensland Treasury, Bonds, 8.00%, due 9/14/07                                 Aaa         AAA         58
        JPY 23,000  Republic of Austria, Bonds, 3.75%, due 2/3/09                                  Aaa         AAA        251
           EUR 150  Republic of Germany, Bonds, 5.00%, due 8/19/05                                 Aaa         AAA        198
           EUR 295  Republic of Germany, Bonds, 5.50%, due 1/4/31                                  Aaa         AAA        476
        JPY 42,000  Republic of Italy, Bonds, 1.80%, due 2/23/10                                   Aa2         AA-        430
           EUR 450  Spain Government, Bonds, 5.00%, due 7/30/12                                    Aaa         AAA        651
           SEK 400  Swedish Government, Bonds, 5.50%, due 10/8/12                                  Aaa         AAA         65
            GBP 65  U K Treasury, Bonds, 8.50%, due 12/7/05                                        Aaa         AAA        126
            GBP 70  U K Treasury, Bonds, 5.75%, due 12/7/09                                        Aaa         AAA        139
            GBP 70  U K Treasury, Bonds, 8.00%, due 6/7/21                                         Aaa         AAA        183
                                                                                                                       ------

                    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $4,394)                                                   5,065
                                                                                                                       ------
CONVERTIBLE BONDS (1.8%)

                75  Devon Energy Corp., Senior Notes, 4.95%, due 8/15/08                           Baa2        BBB         82
                75  Echostar Communications Corp., Subordinated Notes, 5.75%,
                    due 5/15/08                                                                    B2          B           77
                75  Edwards Lifescience Corp., Senior Notes, 3.88%, due 5/15/33                                            79  ^
                50  Hilton Hotels Corp., Notes, 3.38%, due 4/15/23                                Baa3         BBB-        58
                65  Lamar Advertising Co., Notes, 2.88%, due 12/31/10                              B2          B           71
                75  Morgan Stanley Group, Inc., Senior Notes, 1.25%, due
                    12/30/08                                                                      Aa3          A+          68
                75  SCI Systems, Inc., Notes, 3.00%, due 3/15/07                                   B1          B           71
                75  Thermo Electron Corp., Subordinated Debentures, 3.25%, due
                    11/1/07                                                                       Baa3         BBB         74
                                                                                                                       ------
                    TOTAL CONVERTIBLE BONDS (COST $557)                                                                   580
                                                                                                                       ------

REPURCHASE AGREEMENTS (3.8%)
             1,215  State Street Bank and Trust Co. Repurchase Agreement, 2.35%,
                    due 2/1/05, dated 1/31/05, Maturity Value $1,215,079,
                    Collateralized by $1,235,000 U.S. Treasury Bonds, due
                    11/15/13 (Collateral Value $1,257,935) (COST $1,215)                                                1,215 #
                                                                                                                       ------
SHORT-TERM INVESTMENTS (1.8%)
                57  N&B Securities Lending Quality Fund, LLC                                                               57 ++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                       NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------
                                                                                                                         VALUE(+)
PRINCIPAL AMOUNT                                                                                        RATING          ($000's
($000's omitted)                                                                                  Moody's      S&P     omitted)

               510  Neuberger Berman Prime Money Fund Trust Class                                                         510  @
                                                                                                                       ------
                       TOTAL SHORT-TERM INVESTMENTS (COST $567)                                                           567  #
                                                                                                                       ------
                       TOTAL INVESTMENTS (102.1%) (COST $30,560)                                                       32,248  ##
                       Liabilities, less cash, receivables
                       and other assets [(2.1%)]                                                                         (677) @@
                                                                                                                       ------
                       TOTAL NET ASSETS (100.0%)                                                                      $31,571
                                                                                                                      -------

                                  NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

  + Investments in equity securities by Neuberger Berman Strategic Income Fund (the "Fund") are valued at the latest sales price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Income Funds (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

  #  At cost, which approximates market value.

  ## At January 31, 2005, the cost of investments for U.S. Federal income tax purposes was $30,560,000. Gross unrealized appreciation of investments was $1,815,000 and gross unrealized depreciation of investments was $127,000, resulting in net unrealized appreciation of $1,688,000, based on cost for U.S. Federal income tax purposes.

  *  Non-income producing security.

  ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At January 31, 2005, these securities amounted to $2,061,000 or 6.5% of net assets for the Fund.

  @ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

  ++ The N&B Securities Lending Quality Fund, LLC ("Quality Fund") is an investment vehicle established by the Fund's custodian to invest cash the Fund receives as collateral for securities loans. The Fund's shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment management complex, the Quality Fund may be considered an affiliate of the Fund.

For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

++++ The following securities were held in escrow at January 31, 2005, to cover outstanding call options written:

                                                                           MARKET VALUE OF     PREMIUM ON      MARKET VALUE
NEUBERGER BERMAN              SHARES   SECURITIES AND OPTIONS                   SECURITIES        OPTIONS        OF OPTIONS
Strategic Income              2,000      Canadian Natural Resources                  $88,000      $1,000           $ 1,000
                                         March 2005 @ 50
                              5,000      Corinthian Colleges                          96,000       2,000            11,000
                                         February 2005 @ 17.50
                              3,000      FTI Consulting                               58,000       4,000             2,000
                                         June 2005 @ 22.50
                              1,000      General Dynamics                            103,000       1,000                 0
                                         May 2005 @ 115
                              3,500      Intel Corp.                                  79,000       2,000             1,000
                                         April 2005 @ 25
                              2,000      Lockheed Martin                             116,000       2,000             3,000
                                         June 2005 @ 60
                              2,500      Microsoft Corp.                              66,000       1,000                 0
                                         April 2005 @ 29.50
                              1,500      Novartis AG ADR                              72,000       1,000                 0
                                         April 2005 @ 55
                              1,500      PetroChina Co.                               84,000       1,000             1,000
                                         June 2005 @ 60
                              2,500      Ruby Tuesday                                 64,000       1,000                 0
                                         April 2005 @ 30
                              2,500      Vodafone Group ADR                           65,000       1,000                 0
                                         April 2005 @ 30
                              1,000      Wellpoint, Inc.                             122,000       4,000            27,000
                                         March 2005 @ 95



^^     Principal amount is stated in the currency in which the security is denominated.

       AUD=Australian Dollar

       CAD=Canadian Dollar

       DKK=Danish Krone

       EUR=Euro Currency

       GBP=Great Britain Pound

       JPY=Japanese Yen

       SEK=Swedish Krona

  ^    Not rated by a nationally recognized statistical rating organization.

ss.ss. All or a portion of this security is on loan.

  (0) All or a portion of this security is segregated as collateral for when-issued purchase commitments and/or financial futures contracts margin.


For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

  @@ At January 31, 2005, open forward contracts for the Fund were as follows:


                                                                                                             NET UNREALIZED
                                                               IN EXCHANGE      SETTLEMENT                       APPRECIATIO
SELL                                     CONTRACTS                  FOR               DATE           VALUE     (DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Canadian Dollar                        170,000 CAD              $ 138,436          2/28/05      $  137,379         $ 1,057
-----------------------------------------------------------------------------------------------------------------------------

Euro Dollar                          2,273,000 EUR              3,047,343          2/28/05       2,967,775         79,568
-----------------------------------------------------------------------------------------------------------------------------

Japanese Yen                       160,710,000 JPY              1,546,536          2/28/05       1,553,802        (7,266)
-----------------------------------------------------------------------------------------------------------------------------

Pound Sterling                         189,000 GBP                363,258          2/28/05         355,458         7,800
-----------------------------------------------------------------------------------------------------------------------------

At January 31, 2005, open positions in financial futures contracts were as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Unrealized
Expiration                                                              Open Contracts          Position        Depreciation
-----------------------------------------------------------------------------------------------------------------------------
March 2005                                               6 U.S. Treasury Notes, 5 Year             Short            $2,719
-----------------------------------------------------------------------------------------------------------------------------

At January 31, 2005, the Fund had deposited $575,000 in U.S. Treasury Notes, 1.25%, due 5/31/05, in a segregated account to cover margin requirements on open financial futures contracts.

(euro) TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an appropriate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By:  /s/Peter E. Sundman
     -------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/Peter E. Sundman
     -------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 30, 2005



By:  /s/John McGovern
     -------------------------
     John McGovern
     Acting Treasurer and Principal Financial
     and Accounting Officer

Date: March 30, 2005